Developed International Equity Select ETF (RNDM)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 98.8%
	Australia – 5.9%
957	AGL Energy Ltd.	$8,817
6,390	APA Group	47,539
1,712	ASX Ltd.	95,030
12,422	Aurizon Holdings Ltd.	37,349
6,931	AusNet Services	9,378
3,157	BHP Group Ltd.	103,270
5,033	Brambles Ltd.	41,130
3,969	Coca-Cola Amatil Ltd.	39,564
2,219	Coles Group Ltd.	31,033
2,180	Commonwealth Bank of Australia	138,000
3,638	Crown Resorts Ltd.	27,009
283	CSL Ltd.	61,784
403	Domino’s Pizza Enterprises Ltd.	26,931
31,658	Insurance Australia Group Ltd.	114,712
55,243	Medibank Pvt Ltd.	128,195
7,285	Orica Ltd.	85,088
1,228	Ramsay Health Care Ltd.	58,867
1,192	Rio Tinto Ltd.	104,607
2,446	Sonic Healthcare Ltd.	60,627
9,573	Tabcorp Holdings Ltd.	28,783
16,939	Telstra Corp., Ltd.	38,916
3,741	Transurban Group	39,397
720	Wesfarmers Ltd.	27,976
1,035	Woolworths Group Ltd.	31,367
		1,385,369
	Austria – 0.2%
371	ams AG (b)	8,113
282	Erste Group Bank AG (b)	8,592
205	OMV AG	8,264
385	Raiffeisen Bank International AG (b)	7,845
170	Verbund AG	14,507
176	voestalpine AG	6,300
		53,621
	Belgium – 0.9%
304	Ageas S.A./N.V.	16,185
790	Anheuser-Busch InBev S.A./N.V.	55,021
92	Elia Group S.A./N.V.	10,958
660	Etablissements Franz Colruyt N.V.	39,081
106	Galapagos N.V. (b)	10,422
138	Groupe Bruxelles Lambert S.A.	13,912
248	KBC Group N.V.	17,354
171	Proximus S.A.D.P.	3,386
46	Sofina S.A.	15,566
117	Solvay S.A.	13,847
80	Telenet Group Holding N.V.	3,428
133	UCB S.A.	13,726
241	Umicore S.A.	11,568
		224,454
Shares	Description	Value

	Bermuda – 0.2%
3,018	CK Infrastructure Holdings Ltd.	$16,214
1,400	Hongkong Land Holdings Ltd.	5,782
300	Jardine Matheson Holdings Ltd.	16,800
		38,796
	Canada – 6.9%
935	BCE, Inc.	39,981
556	Canadian National Railway Co.	61,126
1,026	CGI, Inc. (b)	81,401
63	Constellation Software, Inc.	81,809
1,049	Dollarama, Inc.	42,754
689	Emera, Inc.	29,284
692	Fortis, Inc.	28,269
181	George Weston Ltd.	13,520
1,335	Hydro One Ltd. (c) (d)	30,048
1,630	Intact Financial Corp.	193,003
254	Loblaw Cos., Ltd.	12,533
276	Metro, Inc.	12,316
1,647	Open Text Corp.	74,839
1,608	Quebecor, Inc., Class B	41,384
679	Ritchie Bros. Auctioneers, Inc.	47,198
2,486	Royal Bank of Canada	204,266
529	Saputo, Inc.	14,807
2,125	Shaw Communications, Inc., Class B	37,295
2,204	TELUS Corp.	43,651
2,187	Thomson Reuters Corp.	178,994
1,697	TMX Group Ltd.	169,500
117	Topicus.com, Inc. (b) (e) (f)	442
991	Toromont Industries Ltd.	69,446
272	Waste Connections, Inc.	27,890
903	WSP Global, Inc.	85,547
		1,621,303
	Cayman Islands – 0.6%
2,276	CK Asset Holdings Ltd.	11,685
2,242	CK Hutchison Holdings Ltd.	15,646
10,000	Sands China Ltd.	43,921
16,000	Sino Biopharmaceutical Ltd.	15,479
19,000	WH Group Ltd. (c) (d)	15,930
3,224	Wharf Real Estate Investment Co., Ltd.	16,780
6,334	Xinyi Glass Holdings Ltd.	17,689
		137,130
	Denmark – 2.4%
1,125	Ambu A.S., Class B	48,601
22	AP Moller - Maersk A.S., Class B	49,092
96	Carlsberg A.S., Class B	15,367
287	Chr Hansen Holding A.S. (b)	29,508
202	Coloplast A.S., Class B	30,822
691	Danske Bank A.S. (b)	11,416
1,015	Demant A.S. (b)	40,084
206	DSV Panalpina A.S.	34,489

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
88	Genmab A.S. (b)	$35,576
421	GN Store Nord A.S.	33,667
967	H Lundbeck A.S.	33,141
461	Novo Nordisk A.S., Class B	32,284
507	Novozymes A.S., Class B	29,085
210	Orsted A.S. (c) (d)	42,862
142	Pandora A.S.	15,873
126	Royal Unibrew A.S.	14,613
52	SimCorp A.S.	7,729
297	Tryg A.S.	9,365
266	Vestas Wind Systems A.S.	62,850
		576,424
	Finland – 1.3%
375	Elisa OYJ	20,556
620	Fortum OYJ	14,921
300	Huhtamaki OYJ	15,488
389	Kesko OYJ, Class B	9,999
168	Kone OYJ, Class B	13,640
2,111	Metso Outotec OYJ	21,083
614	Neste OYJ	44,376
5,636	Nokia OYJ (b)	21,695
4,163	Nordea Bank Abp (b)	34,012
151	Orion Oyj, Class B	6,923
802	Sampo OYJ, Class A	33,870
1,225	Stora Enso OYJ, Class R	23,413
630	UPM-Kymmene OYJ	23,451
599	Valmet OYJ	17,094
1,884	Wartsila OYJ Abp	18,758
		319,279
	France – 8.7%
734	Air Liquide S.A.	120,381
1,813	Alstom S.A. (b)	103,234
507	Atos SE (b)	46,317
4,002	Bureau Veritas S.A. (b)	106,386
1,877	Carrefour S.A.	32,171
851	Cie Generale des Etablissements Michelin SCA	109,109
464	Danone S.A.	30,474
219	Dassault Systemes SE	44,452
2,008	Edenred	113,847
2,315	Engie S.A. (b)	35,408
953	EssilorLuxottica S.A.	148,498
106	Hermes International	113,904
1,130	Legrand S.A.	100,774
281	L’Oreal S.A.	106,693
195	LVMH Moet Hennessy Louis Vuitton SE	121,707
3,161	Orange S.A.	37,589
188	Pernod Ricard S.A.	36,012
165	Remy Cointreau S.A.	30,699
2,944	Rubis SCA	136,596
1,297	Sanofi	124,699
727	Schneider Electric SE	105,067
Shares	Description	Value

	France (Continued)
562	SEB S.A.	$102,299
1,435	Veolia Environnement S.A.	35,079
3,278	Vivendi S.A.	105,640
		2,047,035
	Germany – 7.1%
812	Bayer AG	47,769
520	Bechtle AG	113,330
292	Beiersdorf AG	33,689
1,139	Brenntag AG	88,135
695	Deutsche Boerse AG	118,230
2,816	Deutsche Post AG	139,327
2,448	Deutsche Telekom AG	44,724
472	Deutsche Wohnen SE	25,192
2,156	E.ON SE	23,873
601	Fresenius Medical Care AG & Co., KGaA	50,073
1,115	Fresenius SE & Co., KGaA	51,543
788	Hannover Rueck SE	125,435
1,713	Henkel AG & Co., KGaA (Preference Shares)	193,155
166	LEG Immobilien AG	25,767
347	Merck KGaA	59,496
164	Rational AG	152,567
635	RWE AG	26,818
678	SAP SE	88,808
1,208	Scout24 AG (c) (d)	98,949
524	Symrise AG	69,392
15,980	Telefonica Deutschland Holding AG	44,022
738	Uniper SE	25,461
344	Vonovia SE	25,114
		1,670,869
	Greece – 0.0%
335	Hellenic Telecommunications Organization S.A.	5,394
	Hong Kong – 2.1%
8,655	AIA Group Ltd.	106,060
1,601	CLP Holdings, Ltd.	14,807
4,465	Hang Lung Properties Ltd.	11,778
5,844	Hang Seng Bank Ltd.	100,787
4,027	Henderson Land Development Co., Ltd.	15,713
10,828	Hong Kong & China Gas Co., Ltd.	16,174
1,819	Hong Kong Exchanges & Clearing Ltd.	99,720
2,040	MTR Corp., Ltd.	11,407
2,717	New World Development Co. Ltd.	12,652
5,666	PCCW Ltd.	3,413
2,724	Power Assets Holdings Ltd.	14,758
9,818	Sino Land Co., Ltd.	12,791
35,000	Sun Art Retail Group Ltd.	35,576

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
1,084	Sun Hung Kai Properties Ltd.	$13,983
2,345	Swire Pacific Ltd., Class A	13,007
5,777	Wharf Holdings (The) Ltd.	15,537
		498,163
	Ireland – 0.6%
651	CRH PLC	27,056
206	Kerry Group PLC, Class A	29,822
258	Kingspan Group PLC (b)	18,091
1,459	Ryanair Holdings PLC (b)	28,973
599	Smurfit Kappa Group PLC	27,836
		131,778
	Israel – 0.3%
52	Azrieli Group Ltd.	3,303
1,236	Bank Hapoalim BM (b)	8,458
1,499	Bank Leumi Le-Israel BM	8,816
33	Elbit Systems Ltd.	4,345
985	ICL Group Ltd.	5,015
373	Mizrahi Tefahot Bank Ltd.	8,619
86	Nice, Ltd. (b)	24,086
1,557	Teva Pharmaceutical Industries Ltd. (b)	14,802
		77,444
	Italy – 1.8%
16,293	A2A S.p.A.	25,965
156	Amplifon S.p.A. (b)	6,487
1,366	Assicurazioni Generali S.p.A.	23,797
2,672	Banca Mediolanum S.p.A. (b)	23,176
794	Buzzi Unicem S.p.A	18,915
28	DiaSorin S.p.A.	5,818
2,723	Enel S.p.A.	27,531
2,691	Eni S.p.A.	28,101
1,398	FinecoBank Banca Fineco S.p.A. (b)	22,885
6,410	Hera S.p.A.	23,336
730	Infrastrutture Wireless Italiane S.p.A. (c) (d)	8,856
10,250	Intesa Sanpaolo S.p.A. (b)	23,949
3,752	Italgas S.p.A.	23,835
2,453	Mediobanca Banca di Credito Finanziario S.p.A.	22,595
202	Moncler S.p.A. (b)	12,373
1,922	Pirelli & C S.p.A. (b) (c) (d)	10,409
2,171	Poste Italiane S.p.A. (c) (d)	22,066
635	Prysmian S.p.A.	22,559
109	Recordati Industria Chimica e Farmaceutica S.p.A.	6,036
4,100	Snam S.p.A.	23,045
20,155	Telecom Italia S.p.A.	9,293
3,382	Terna Rete Elettrica Nazionale S.p.A	25,823
		416,850
Shares	Description	Value

	Japan – 22.2%
9,900	Bridgestone Corp.	$324,455
1,700	Chubu Electric Power Co., Inc.	20,465
1,600	Chugoku Electric Power (The) Co., Inc.	18,734
4,400	ENEOS Holdings, Inc.	15,784
700	Idemitsu Kosan Co., Ltd.	15,389
9,700	ITOCHU Corp.	278,445
8,100	Itochu Techno-Solutions Corp.	289,076
4,800	Japan Tobacco, Inc.	97,715
10,100	Kansai Paint Co. Ltd.	310,566
1,200	Kao Corp.	92,625
5,400	Kyocera Corp.	330,835
1,200	MEIJI Holdings Co., Ltd.	84,374
10,400	Mitsubishi Corp.	255,933
16,600	MS&AD Insurance Group Holdings, Inc.	504,969
9,100	Nagoya Railroad Co., Ltd.	239,893
500	Nintendo Co., Ltd.	318,774
8,900	Nippon Telegraph & Telephone Corp.	228,027
900	Nissin Foods Holdings Co., Ltd.	77,052
1,500	Nitori Holdings Co., Ltd.	314,077
19,600	Ono Pharmaceutical Co., Ltd.	589,965
1,100	Osaka Gas Co., Ltd.	22,500
2,700	Secom Co., Ltd.	248,859
16,300	Softbank Corp.	204,115
2,100	Tohoku Electric Power Co., Inc.	17,287
17,600	USS Co., Ltd.	355,562
		5,255,476
	Luxembourg – 1.9%
1,699	ArcelorMittal S.A. (b)	39,187
22,181	B&M European Value Retail S.A.	156,576
977	Grand City Properties S.A.	25,017
4,550	RTL Group S.A. (b)	220,895
672	Tenaris S.A.	5,438
		447,113
	Netherlands – 4.5%
631	Aalberts N.V.	28,106
1,816	ABN AMRO Bank N.V. (b) (c) (d)	17,792
13	Adyen N.V. (b) (c) (d)	30,254
5,852	Aegon N.V.	23,127
224	Akzo Nobel N.V.	24,043
58	Argenx SE (b)	17,147
506	ASM International N.V.	111,237
196	ASML Holding N.V.	95,191
453	ASR Nederland N.V.	18,179
811	Davide Campari-Milano N.V.	9,254
1,382	Euronext N.V. (c) (d)	152,202
354	EXOR N.V.	28,638
677	Heineken Holding N.V.	63,725
592	Heineken N.V.	65,972

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
191	IMCD N.V.	$24,325
2,145	ING Groep N.V. (b)	20,023
646	Just Eat Takeaway.com N.V. (b) (c) (d)	72,921
1,780	Koninklijke Ahold Delhaize N.V.	50,254
138	Koninklijke DSM N.V.	23,737
6,088	Koninklijke KPN N.V.	18,497
1,298	Koninklijke Philips N.V. (g)	69,422
405	Koninklijke Vopak N.V.	21,270
405	NN Group N.V.	17,579
437	Randstad N.V. (b)	28,423
369	Wolters Kluwer N.V.	31,131
		1,062,449
	New Zealand – 0.3%
995	a2 Milk (The) Co., Ltd. (b)	8,641
1,720	Auckland International Airport Ltd. (b)	9,381
1,070	Fisher & Paykel Healthcare Corp., Ltd.	25,382
2,616	Spark New Zealand Ltd.	8,846
173	Xero Ltd. (b)	19,582
		71,832
	Norway – 0.6%
406	Adevinta ASA (b)	6,819
729	Aker BP ASA	18,382
778	DNB ASA (b)	15,244
801	Equinor ASA	13,541
531	Gjensidige Forsikring ASA	11,853
442	Mowi ASA	9,846
2,323	Norsk Hydro ASA	10,799
777	Orkla ASA	7,884
139	Salmar ASA	8,164
158	Schibsted ASA, Class A (b)	6,750
778	Telenor ASA	13,238
154	TOMRA Systems ASA	7,590
167	Yara International ASA	6,934
		137,044
	Portugal – 0.2%
4,180	EDP - Energias de Portugal S.A.	26,329
662	Galp Energia SGPS S.A.	7,080
349	Jeronimo Martins SGPS S.A.	5,892
		39,301
	Singapore – 0.9%
2,700	CapitaLand Ltd.	6,701
1,000	City Developments Ltd.	6,030
1,900	DBS Group Holdings Ltd.	35,999
7,200	Genting Singapore Ltd.	4,631
300	Jardine Cycle & Carriage Ltd.	4,438
2,100	Keppel Corp., Ltd.	8,549
4,400	Oversea-Chinese Banking Corp., Ltd.	33,493
Shares	Description	Value

	Singapore (Continued)
1,400	Singapore Airlines Ltd. (b)	$4,534
4,100	Singapore Exchange Ltd.	28,789
3,900	Singapore Technologies Engineering Ltd.	11,273
9,800	Singapore Telecommunications Ltd.	17,129
2,000	United Overseas Bank Ltd.	34,186
1,100	UOL Group Ltd.	6,417
3,700	Wilmar International Ltd.	13,018
		215,187
	South Korea – 4.7%
2,112	Hanon Systems	31,594
2,435	Industrial Bank of Korea	19,815
351	Kakao Corp.	125,853
1,213	Kangwon Land, Inc.	26,241
677	Korea Electric Power Corp. (b)	17,076
95	Korea Zinc Co., Ltd.	35,112
805	KT Corp., ADR	8,863
163	KT&G Corp.	12,469
218	LG Corp.	17,560
284	LG Electronics, Inc.	35,294
9	LG Household & Health Care Ltd.	13,422
803	LG Uplus Corp.	8,686
432	NAVER Corp.	116,321
32	NCSoft Corp.	27,425
158	Netmarble Corp. (b) (c) (d)	19,126
103	Orion Corp.	11,757
183	POSCO	45,822
154	Samsung C&T Corp.	19,564
2,200	Samsung Electronics Co., Ltd.	164,043
107	Samsung Fire & Marine Insurance Co., Ltd.	18,469
755	Samsung SDS Co., Ltd.	124,061
707	Shinhan Financial Group Co., Ltd.	20,859
1,524	SK Hynix, Inc.	166,247
39	SK Telecom Co., Ltd.	8,545
2,273	Woori Financial Group, Inc.	20,359
		1,114,583
	Spain – 2.3%
103	Acciona S.A.	14,684
491	ACS Actividades de Construccion y Servicios S.A.	16,285
79	Aena SME S.A. (b) (c) (d)	13,724
578	Amadeus IT Group S.A.	42,056
6,230	Banco Bilbao Vizcaya Argentaria S.A.	30,710
9,238	Banco Santander S.A.	28,643
4,019	Bankinter S.A.	21,721
8,150	CaixaBank S.A.	20,919
467	Cellnex Telecom S.A. (c) (d)	28,024
437	Enagas S.A.	9,591

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
1,207	Endesa S.A.	$32,956
458	Ferrovial S.A.	12,645
641	Grifols S.A.	18,700
2,622	Iberdrola S.A.	37,477
1,598	Industria de Diseno Textil S.A.	50,835
11,052	Mapfre S.A.	21,508
1,609	Naturgy Energy Group S.A.	37,268
1,721	Red Electrica Corp. S.A.	35,269
1,505	Repsol S.A.	15,168
373	Siemens Gamesa Renewable Energy S.A.	15,078
8,268	Telefonica S.A.	32,777
		536,038
	Sweden – 2.9%
670	AAK AB	13,518
1,343	Assa Abloy AB, Class B	33,054
658	Atlas Copco AB, Class A	33,677
545	Axfood AB	12,705
2,168	Epiroc AB, Class A	39,433
370	Essity AB, Class B	11,895
401	Hexagon AB, Class B	36,544
492	Holmen AB, Class B	23,537
246	ICA Gruppen AB	12,286
1,022	Industrivarden AB, Class C (b)	32,979
1,761	Indutrade AB (b)	37,713
416	Investor AB, Class B	30,296
669	Kinnevik AB, Class B	33,785
466	L E Lundbergforetagen AB, Class B (b)	24,955
1,220	Nibe Industrier AB, Class B	39,992
2,056	Securitas AB, Class B	33,173
1,487	Skanska AB, Class B	37,900
1,332	Svenska Cellulosa AB SCA, Class B (b)	23,199
3,239	Svenska Handelsbanken AB, Class A (b)	32,518
1,701	Sweco AB, Class B	31,218
1,733	Swedbank AB, Class A	30,356
153	Swedish Match AB	11,861
1,679	Tele2 AB, Class B	22,162
2,166	Telefonaktiebolaget LM Ericsson, Class B	25,705
5,777	Telia Co., AB	23,845
		688,306
	Switzerland – 9.1%
617	Baloise Holding AG	109,768
893	Banque Cantonale Vaudoise	97,138
76	Barry Callebaut AG	180,621
5	Belimo Holding AG	43,375
20	Chocoladefabriken Lindt & Spruengli AG	194,962
1,021	Clariant AG	21,705
23	EMS-Chemie Holding AG	22,161
Shares	Description	Value

	Switzerland (Continued)
59	Geberit AG	$36,934
5	Givaudan S.A.	21,066
179	Kuehne + Nagel International AG	40,600
384	Logitech International S.A.	37,268
326	Lonza Group AG	209,453
1,408	Nestle S.A.	165,817
2,318	Novartis AG	219,023
99	Partners Group Holding AG	116,300
73	PSP Swiss Property AG	9,755
588	Roche Holding AG	205,232
128	Schindler Holding AG	34,498
13	SGS S.A.	39,207
1,738	SIG Combibloc Group AG	40,324
142	Sika AG	38,784
839	Stadler Rail AG	38,306
97	Swiss Prime Site AG	9,521
36	Swisscom AG	19,401
404	Tecan Group AG	197,961
		2,149,180
	United Kingdom – 10.2%
12,125	Admiral Group PLC	481,842
808	AstraZeneca PLC	80,926
1,986	British American Tobacco PLC	73,545
38,208	ConvaTec Group PLC (c) (d)	104,081
3,340	Croda International PLC	301,269
2,119	Dechra Pharmaceuticals PLC	99,972
2,083	Diageo PLC	81,980
4,705	GlaxoSmithKline PLC	86,346
2,773	Halma PLC	92,868
4,036	Imperial Brands PLC	84,748
1,027	Intertek Group PLC	79,322
28,898	J Sainsbury PLC	89,113
2,995	National Grid PLC	35,428
2,585	Pennon Group PLC	33,582
730	Reckitt Benckiser Group PLC	65,307
6,358	RELX PLC	155,850
4,536	Sage Group (The) PLC	36,101
1,093	Severn Trent PLC	34,213
588	Spirax-Sarco Engineering PLC	90,822
8,295	Tate & Lyle PLC	76,500
25,968	Tesco PLC	82,173
1,156	Unilever PLC	69,430
32,432	Wm Morrison Supermarkets PLC	78,656
		2,414,074
	Total Common Stocks	23,334,492
	(Cost $20,135,041)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Australia – 0.4%
12,411	Dexus	89,942
	Belgium – 0.0%
186	Warehouses De Pauw CVA	6,421

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada – 0.1%
419	Canadian Apartment Properties REIT	$16,455
	Hong Kong – 0.0%
1,534	Link REIT	13,970
	Multinational – 0.1%
197	Unibail-Rodamco-Westfield	15,542
	Singapore – 0.1%
2,300	Ascendas Real Estate Investment Trust	5,186
3,800	CapitaLand Integrated Commercial Trust	6,211
3,700	Mapletree Commercial Trust	5,963
2,300	Mapletree Industrial Trust	5,030
3,500	Mapletree Logistics Trust	5,323
		27,713
	Spain – 0.0%
347	Inmobiliaria Colonial Socimi S.A.	3,402
	United Kingdom – 0.2%
2,972	Segro PLC	38,512
	Total Real Estate Investment Trusts	211,957
	(Cost $207,346)
	Total Investments – 99.7%	23,546,449
	(Cost $20,342,387) (h)
	Net Other Assets and Liabilities – 0.3%	69,127
	Net Assets – 100.0%	$23,615,576

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2020, securities noted as such are valued at $442 or 0.0% of net assets.
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (April 1, 2020 through December 31, 2020), the Fund received 32 PIK shares of Koninklijke Philips N.V.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,790,400 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $586,338. The net unrealized appreciation was $3,204,062.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 1,621,303	$ 1,620,861	$ 442	$ —
Other Country Categories*	21,713,189	21,713,189	—	—
Real Estate Investment Trusts*	211,957	211,957	—	—
Total Investments	$ 23,546,449	$ 23,546,007	$ 442	$—

*	See Portfolio of Investments for country breakout.

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	28.8%
Japanese Yen	22.3
British Pound Sterling	11.1
Swiss Franc	9.2
Canadian Dollar	7.0
Australian Dollar	6.4
South Korean Won	4.7
Swedish Krona	3.1
Hong Kong Dollar	2.8
Danish Krone	2.4
Singapore Dollar	1.0
Norwegian Krone	0.6
Israeli Shekel	0.3
New Zealand Dollar	0.2
United States Dollar	0.1
Total	100.0%

Sector Allocation	% of Total Investments
Financials	17.2%
Industrials	16.4
Health Care	11.8
Consumer Staples	11.8
Information Technology	9.8
Consumer Discretionary	9.4
Communication Services	8.8
Materials	7.2
Utilities	4.8
Real Estate	2.0
Energy	0.8
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.9%
	Bermuda – 0.9%
44,000	Beijing Enterprises Water Group Ltd.	$17,708
123	Credicorp Ltd.	20,174
17,500	Shenzhen International Holdings Ltd.	28,262
		66,144
	Brazil – 10.3%
6,641	Ambev S.A.	20,009
4,065	Atacadao S.A.	15,175
10,387	Banco Bradesco S.A. (Preference Shares)	54,273
7,211	Banco Santander Brasil S.A.	62,236
8,307	BB Seguridade Participacoes S.A.	47,387
1,282	Cia de Saneamento do Parana	6,417
3,230	Cia Energetica de Minas Gerais (Preference Shares)	9,054
6,724	Cosan S.A.	98,034
1,874	EDP - Energias do Brasil S.A.	7,089
793	Energisa S.A.	7,994
678	Eneva S.A. (b)	8,106
808	Engie Brasil Energia S.A.	6,835
1,540	Equatorial Energia S.A.	6,867
3,225	Hypera S.A.	21,265
8,960	Itau Unibanco Holding S.A. (Preference Shares)	54,562
22,910	Itausa S.A. (Preference Shares)	51,737
10,264	Klabin S.A.	52,306
2,438	M. Dias Branco S.A.	15,987
1,921	Neoenergia S.A.	6,516
4,178	Porto Seguro S.A.	39,414
3,556	Raia Drogasil S.A.	17,143
5,183	Sul America S.A.	44,254
5,363	Suzano S.A. (b)	60,442
680	Telefonica Brasil S.A.	6,088
2,262	TIM S.A.	6,380
		725,570
	Cayman Islands – 4.9%
9,125	China Conch Venture Holdings Ltd.	44,375
187,000	Fu Shou Yuan International Group Ltd.	175,604
17,500	Hengan International Group Co., Ltd.	123,928
		343,907
	Chile – 1.2%
108,261	Banco de Chile	11,055
243,970	Banco Santander Chile	11,709
4,485	Cencosud S.A.	7,985
128,095	Enel Americas S.A.	20,916
2,953	Falabella S.A.	10,931
Shares	Description	Value

	Chile (Continued)
400	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	$19,479
		82,075
	China – 10.4%
186,321	Agricultural Bank of China Ltd., Class H	68,256
188,146	Bank of China Ltd., Class H	64,313
121,173	Bank of Communications Co., Ltd., Class H	64,084
151,651	China CITIC Bank Corp., Ltd., Class H	64,358
90,449	China Construction Bank Corp., Class H	68,720
111,449	China Minsheng Banking Corp., Ltd., Class H	63,542
108,499	China Petroleum & Chemical Corp., Class H	48,564
60,000	China Railway Group Ltd., Class H	26,469
23,875	China Shenhua Energy Co., Ltd., Class H	44,963
112,549	Industrial & Commercial Bank of China Ltd., Class H	73,025
5,700	Ping An Insurance Group Co. of China Ltd., Class H	69,849
139,300	Postal Savings Bank of China Co., Ltd., Class H (c) (d)	78,702
		734,845
	Colombia – 0.4%
2,595	Bancolombia S.A. (Preference Shares)	26,668
	Egypt – 0.2%
3,065	Commercial International Bank Egypt SAE	11,535
	Hong Kong – 7.3%
5,675	Beijing Enterprises Holdings Ltd.	18,520
21,950	BOC Hong Kong Holdings Ltd.	66,537
29,750	China Everbright Environment Group Ltd.	16,808
28,675	China Mobile Ltd.	163,489
72,500	China Overseas Land & Investment Ltd.	157,673
72,000	Far East Horizon Ltd.	74,206
11,300	Guangdong Investment Ltd.	20,348
		517,581
	Hungary – 0.4%
494	OTP Bank Nyrt (b)	22,233
312	Richter Gedeon Nyrt	7,820
		30,053

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India – 15.6%
1,463	ACC Ltd.	$32,390
9,394	Ambuja Cements Ltd.	31,994
1,026	Asian Paints Ltd.	38,819
999	Bajaj Auto Ltd.	47,088
3,492	Berger Paints India Ltd.	36,295
460	Britannia Industries Ltd.	22,515
1,219	Colgate-Palmolive India Ltd.	26,113
3,422	Dabur India Ltd.	25,009
1,332	Divi’s Laboratories Ltd.	70,037
783	Dr. Reddy’s Laboratories Ltd.	55,778
3,007	Havells India Ltd.	37,703
845	Hindustan Unilever Ltd.	27,702
4,813	Marico Ltd.	26,523
48	MRF Ltd.	49,762
110	Nestle India Ltd.	27,686
5,886	NTPC Ltd.	8,003
135	Page Industries Ltd.	51,013
2,342	Petronet LNG Ltd.	7,936
2,760	Pidilite Industries Ltd.	66,694
3,083	Power Grid Corp. of India Ltd.	8,010
101	Shree Cement Ltd.	33,193
4,071	Tata Consultancy Services Ltd.	159,500
1,599	Torrent Power Ltd.	6,946
1,827	United Breweries Ltd.	29,664
32,363	Wipro Ltd.	171,078
		1,097,451
	Indonesia – 3.2%
35,696	Adaro Energy Tbk PT	3,633
50,654	Astra International Tbk PT	21,722
11,914	Bank Central Asia Tbk PT	28,704
65,094	Bank Mandiri Persero Tbk PT	29,304
72,718	Bank Negara Indonesia Persero Tbk PT	31,960
106,206	Bank Rakyat Indonesia Persero Tbk PT	31,522
142,609	Barito Pacific Tbk PT (b)	11,165
2,531	Gudang Garam Tbk PT (b)	7,386
5,816	Indah Kiat Pulp & Paper Corp. Tbk PT	4,315
14,177	Indofood Sukses Makmur Tbk PT	6,912
44,988	Kalbe Farma Tbk PT	4,739
32,321	Merdeka Copper Gold Tbk PT (b)	5,590
23,266	Perusahaan Gas Negara Tbk PT	2,740
106,129	Telkom Indonesia Persero Tbk PT	25,003
4,941	United Tractors Tbk PT	9,354
		224,049
	Isle Of Man (U.K.) – 0.1%
841	NEPI Rockcastle PLC	5,351
Shares	Description	Value

	Malaysia – 1.8%
23,800	CIMB Group Holdings Bhd	$25,442
7,800	Dialog Group Bhd	6,690
4,700	Genting Bhd	5,211
7,200	Genting Malaysia Bhd	4,815
2,700	Hartalega Holdings Bhd	8,149
6,400	Kossan Rubber Industries	7,160
10,200	Malayan Banking Bhd	21,452
4,700	Public Bank Bhd	24,069
5,315	Supermax Corp. Bhd (e)	7,941
4,200	Tenaga Nasional Bhd	10,880
5,300	Top Glove Corp. Bhd	8,064
		129,873
	Mexico – 4.7%
77,659	America Movil S.A.B. de C.V., Series L	56,548
3,154	Arca Continental S.A.B. de C.V.	15,083
60,320	Cemex S.A.B. de C.V., Series CPO (b)	31,191
2,424	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	18,385
1,233	Gruma S.A.B. de C.V., Class B	14,695
2,848	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (b)	31,773
11,592	Grupo Financiero Banorte S.A.B. de C.V., Class O (b)	63,874
8,871	Grupo Mexico S.A.B. de C.V., Series B	37,620
1,164	Infraestructura Energetica Nova S.A.B. de C.V. (b)	4,566
8,606	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	14,691
14,853	Wal-Mart de Mexico S.A.B. de C.V.	41,724
		330,150
	Netherlands – 0.1%
270	X5 Retail Group N.V., GDR (c)	9,752
	Philippines – 1.6%
32,810	Ayala Land, Inc.	27,943
9,680	BDO Unibank, Inc.	21,527
1,760	SM Investments Corp.	38,445
33,100	SM Prime Holdings, Inc.	26,536
		114,451
	Poland – 1.3%
622	Bank Polska Kasa Opieki S.A. (b)	10,173
94	CD Projekt S.A. (b)	6,912
107	Dino Polska S.A. (b) (c) (d)	8,289
469	Grupa Lotos S.A.	5,204
254	KGHM Polska Miedz S.A. (b)	12,443
6	LPP S.A. (b)	13,307
353	Polski Koncern Naftowy ORLEN S.A.	5,454

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Poland (Continued)
3,206	Polskie Gornictwo Naftowe i Gazownictwo S.A.	$4,756
1,476	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	11,347
1,263	Powszechny Zaklad Ubezpieczen S.A. (b)	10,941
		88,826
	Russia – 2.1%
16,272	Alrosa PJSC	21,638
1,388,177	Federal Grid Co. Unified Energy System PJSC	4,169
48,734	Inter RAO UES PJSC	3,501
156	Magnit PJSC	11,958
64	MMC Norilsk Nickel PJSC	20,509
2,652	Mobile TeleSystems PJSC	11,858
2,379	Moscow Exchange MICEX-RTS PJSC	5,134
74	Polyus PJSC	15,236
359,952	RusHydro PJSC	3,808
1,210	Severstal PAO	21,524
16,582	Sistema PJSFC	6,423
3,756	Tatneft PJSC	26,017
		151,775
	South Africa – 6.9%
1,544	Absa Group Ltd.	12,594
2,924	African Rainbow Minerals Ltd.	52,115
486	Anglo American Platinum Ltd.	47,728
1,306	AngloGold Ashanti Ltd.	30,441
693	Aspen Pharmacare Holdings Ltd. (b)	5,912
490	Bid Corp., Ltd.	8,771
570	Bidvest Group (The) Ltd.	6,091
133	Capitec Bank Holdings Ltd. (b)	12,966
569	Clicks Group Ltd.	9,783
1,078	Discovery Ltd.	11,263
384	Exxaro Resources Ltd.	3,630
3,345	FirstRand Ltd.	11,618
1,947	MTN Group Ltd.	7,975
1,128	MultiChoice Group	10,286
836	Naspers Ltd., Class N	171,771
1,368	Nedbank Group Ltd.	12,054
13,310	Old Mutual Ltd.	10,769
2,999	PSG Group Ltd.	12,220
1,467	Remgro Ltd.	9,604
2,652	Sanlam Ltd.	10,603
926	Shoprite Holdings Ltd.	8,822
1,276	Standard Bank Group Ltd.	11,035
887	Vodacom Group Ltd.	7,508
		485,559
	Taiwan – 20.4%
14,709	Asia Cement Corp.	22,615
Shares	Description	Value

	Taiwan (Continued)
18,518	Cathay Financial Holding Co., Ltd.	$27,845
83,996	China Development Financial Holding Corp.	27,801
118,852	China Steel Corp.	104,690
6,395	Chunghwa Telecom Co., Ltd.	24,808
275,984	Compal Electronics, Inc.	203,319
38,848	CTBC Financial Holding Co., Ltd.	27,237
11,218	Far EasTone Telecommunications Co., Ltd.	24,434
34,784	First Financial Holding Co., Ltd.	26,430
7,766	Formosa Plastics Corp.	26,644
17,060	Fubon Financial Holding Co., Ltd.	28,385
40,499	Hua Nan Financial Holdings Co., Ltd.	26,305
234,187	Inventec Corp.	200,032
25,712	Mega Financial Holding Co., Ltd.	27,269
2,145	President Chain Store Corp.	20,345
65,880	SinoPac Financial Holdings Co., Ltd.	26,846
127,300	Synnex Technology International Corp.	212,937
55,844	Taishin Financial Holding Co., Ltd.	26,334
74,927	Taiwan Business Bank	25,946
14,745	Taiwan Cement Corp.	22,670
36,657	Taiwan Cooperative Financial Holding Co., Ltd.	26,549
19,287	Taiwan High Speed Rail Corp.	21,760
7,084	Taiwan Mobile Co., Ltd.	24,934
9,027	Uni-President Enterprises Corp.	21,686
135,154	WPG Holdings Ltd.	206,353
		1,434,174
	Thailand – 5.0%
1,300	Advanced Info Service PCL	7,637
6,200	Airports of Thailand PCL	12,882
5,700	Bangkok Bank PCL	22,545
15,600	Bangkok Dusit Medical Services PCL, Class F	10,830
40,700	Bangkok Expressway & Metro PCL	11,275
9,500	Berli Jucker PCL	11,019
48,400	BTS Group Holdings PCL	15,024
3,200	Bumrungrad Hospital PCL	12,817
14,500	Charoen Pokphand Foods PCL	12,946
6,700	CP ALL PCL	13,027
1,000	Electricity Generating PCL	6,425
4,600	Energy Absolute PCL	7,562
5,900	Gulf Energy Development PCL	6,745
31,900	Home Product Center PCL	14,587
4,200	Intouch Holdings PCL, Class F	7,886

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
61,400	Krung Thai Bank PCL	$22,748
74,200	Land & Houses PCL	19,689
11,600	Osotspa PCL	13,745
34,000	PTT PCL	48,231
3,600	Ratch Group PCL	6,368
1,100	Siam Cement (The) PCL	13,879
8,400	Siam Commercial Bank (The) PCL	24,533
29,000	Thai Union Group PCL, Class F	13,164
6,700	Total Access Communication PCL	7,436
69,900	True Corp PCL	8,026
		351,026
	Turkey – 1.0%
4,184	Akbank T.A.S. (b)	3,901
601	Arcelik A.S. (b)	2,458
1,608	Aselsan Elektronik Sanayi Ve Ticaret A.S.	3,948
1,016	BIM Birlesik Magazalar A.S.	10,320
3,750	Enka Insaat ve Sanayi A.S.	3,718
3,047	Eregli Demir ve Celik Fabrikalari T.A.S.	6,120
170	Ford Otomotiv Sanayi A.S.	2,882
2,590	Haci Omer Sabanci Holding A.S.	3,993
1,960	KOC Holding A.S.	5,569
361	Tupras Turkiye Petrol Rafinerileri A.S. (b)	5,245
1,420	Turk Hava Yollari AO (b)	2,466
2,044	Turkcell Iletisim Hizmetleri A.S.	4,428
3,035	Turkiye Garanti Bankasi A.S. (b)	4,234
4,027	Turkiye Is Bankasi A.S., Class C (b)	3,793
5,204	Turkiye Vakiflar Bankasi TAO, Class D (b)	3,298
10,115	Yapi ve Kredi Bankasi A.S. (b)	4,191
		70,564
	Virgin Islands (British) – 0.1%
243	Mail.Ru Group Ltd., GDR (b) (c)	6,391
	Total Common Stocks	7,037,770
	(Cost $6,736,262)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Mexico – 0.1%
6,593	Fibra Uno Administracion S.A. de C.V.	7,458
Shares	Description	Value

	South Africa – 0.1%
4,736	Growthpoint Properties Ltd.	$4,051
	Total Real Estate Investment Trusts	11,509
	(Cost $14,841)
	Total Investments – 100.1%	7,049,279
	(Cost $6,751,103) (f)
	Net Other Assets and Liabilities – (0.1)%	(8,377)
	Net Assets – 100.0%	$7,040,902

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (April 1, 2020 through December 31, 2020), the Fund received 115 PIK shares of Supermax Corp. Bhd.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $841,631 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $543,455. The net unrealized appreciation was $298,176.

GDR	Global Depositary Receipt

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 351,026	$ —	$ 351,026	$ —
Other Country Categories*	6,686,744	6,686,744	—	—
Real Estate Investment Trusts*	11,509	11,509	—	—
Total Investments	$ 7,049,279	$ 6,698,253	$ 351,026	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	23.3%
New Taiwan Dollar	20.3
Indian Rupee	15.6
Brazilian Real	10.3
South African Rand	7.0
Thai Baht	5.0
Mexican Peso	4.8
Indonesian Rupiah	3.2
Russian Ruble	2.1
Malaysian Ringgit	1.8
Philippine Peso	1.6
Polish Zloty	1.3
Chilean Peso	1.2
Turkish Lira	1.0
United States Dollar	0.5
Hungarian Forint	0.4
Colombian Peso	0.4
Egyptian Pound	0.2
Total	100.0%

Sector Allocation	% of Total Investments
Financials	28.7%
Information Technology	16.4
Materials	12.5
Consumer Staples	9.6
Consumer Discretionary	8.1
Communication Services	6.0
Industrials	4.5
Energy	4.5
Real Estate	3.5
Health Care	3.1
Utilities	3.1
Total	100.0%

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.2%
	Aerospace & Defense – 1.6%
239	Boeing (The) Co.	$51,160
285	General Dynamics Corp.	42,414
377	HEICO Corp.	49,915
600	L3Harris Technologies, Inc.	113,412
103	Lockheed Martin Corp.	36,563
125	Northrop Grumman Corp.	38,090
686	Raytheon Technologies Corp.	49,056
		380,610
	Air Freight & Logistics – 0.7%
386	CH Robinson Worldwide, Inc.	36,234
436	Expeditors International of Washington, Inc.	41,468
157	FedEx Corp.	40,760
237	United Parcel Service, Inc., Class B	39,911
		158,373
	Airlines – 0.8%
2,447	Delta Air Lines, Inc.	98,394
1,995	Southwest Airlines Co.	92,987
		191,381
	Auto Components – 0.5%
816	Aptiv PLC	106,317
	Automobiles – 0.9%
11,234	Ford Motor Co.	98,747
2,529	General Motors Co.	105,307
		204,054
	Banks – 2.4%
1,358	Bank of America Corp.	41,161
759	Citigroup, Inc.	46,800
1,294	Citizens Financial Group, Inc.	46,273
1,536	Fifth Third Bancorp	42,347
300	First Republic Bank	44,079
340	JPMorgan Chase & Co.	43,204
2,743	KeyCorp	45,013
355	M&T Bank Corp.	45,191
298	PNC Financial Services Group (The), Inc.	44,402
2,838	Regions Financial Corp.	45,748
860	Truist Financial Corp.	41,220
913	US Bancorp	42,537
1,392	Wells Fargo & Co.	42,011
		569,986
	Beverages – 0.9%
523	Brown-Forman Corp., Class B	41,542
798	Coca-Cola (The) Co.	43,762
208	Constellation Brands, Inc., Class A	45,563
1,427	Keurig Dr Pepper, Inc.	45,664
Shares	Description	Value

	Beverages (Continued)
284	PepsiCo, Inc.	$42,117
		218,648
	Biotechnology – 1.1%
964	AbbVie, Inc.	103,293
332	Amgen, Inc.	76,333
1,336	Gilead Sciences, Inc.	77,835
		257,461
	Building Products – 1.3%
1,294	Carrier Global Corp.	48,810
865	Fortune Brands Home & Security, Inc.	74,148
967	Johnson Controls International PLC	45,052
145	Lennox International, Inc.	39,726
716	Masco Corp.	39,330
326	Trane Technologies PLC	47,322
		294,388
	Capital Markets – 3.5%
212	Ameriprise Financial, Inc.	41,198
731	Apollo Global Management, Inc.	35,804
954	Bank of New York Mellon (The) Corp.	40,488
58	BlackRock, Inc.	41,849
627	Blackstone Group (The), Inc., Class A	40,636
903	Charles Schwab (The) Corp.	47,895
195	CME Group, Inc.	35,500
98	FactSet Research Systems, Inc.	32,585
1,608	Franklin Resources, Inc.	40,184
163	Goldman Sachs Group (The), Inc.	42,985
327	Intercontinental Exchange, Inc.	37,700
954	KKR & Co., Inc.	38,627
68	MarketAxess Holdings, Inc.	38,798
113	Moody’s Corp.	32,797
677	Morgan Stanley	46,395
91	MSCI, Inc.	40,634
267	Nasdaq, Inc.	35,442
420	Northern Trust Corp.	39,119
91	S&P Global, Inc.	29,914
552	State Street Corp.	40,175
255	T Rowe Price Group, Inc.	38,604
		817,329
	Chemicals – 1.7%
61	Air Products & Chemicals, Inc.	16,666
170	Celanese Corp.	22,090
1,367	Corteva, Inc.	52,930
388	Dow, Inc.	21,534
712	DuPont de Nemours, Inc.	50,630
234	Eastman Chemical Co.	23,466
91	Ecolab, Inc.	19,689

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
172	FMC Corp.	$19,768
149	International Flavors & Fragrances, Inc.	16,217
259	LyondellBasell Industries N.V., Class A	23,740
323	PPG Industries, Inc.	46,583
477	RPM International, Inc.	43,302
56	Sherwin-Williams (The) Co.	41,155
		397,770
	Commercial Services & Supplies – 0.7%
119	Cintas Corp.	42,062
228	Republic Services, Inc.	21,956
2,075	Rollins, Inc.	81,070
188	Waste Management, Inc.	22,171
		167,259
	Communications Equipment – 1.0%
2,588	Cisco Systems, Inc.	115,813
650	Motorola Solutions, Inc.	110,539
		226,352
	Construction & Engineering – 0.2%
426	Jacobs Engineering Group, Inc.	46,417
	Construction Materials – 0.4%
168	Martin Marietta Materials, Inc.	47,707
291	Vulcan Materials Co.	43,158
		90,865
	Consumer Finance – 0.9%
394	American Express Co.	47,639
550	Capital One Financial Corp.	54,367
566	Discover Financial Services	51,240
1,509	Synchrony Financial	52,377
		205,623
	Containers & Packaging – 0.3%
475	Ball Corp.	44,260
451	International Paper Co.	22,424
		66,684
	Distributors – 0.7%
786	Genuine Parts Co.	78,938
224	Pool Corp.	83,440
		162,378
	Diversified Telecommunication Services – 1.3%
3,576	AT&T, Inc.	102,846
10,103	Lumen Technologies, Inc.	98,504
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
1,714	Verizon Communications, Inc.	$100,698
		302,048
	Electric Utilities – 1.3%
413	Alliant Energy Corp.	21,282
261	American Electric Power Co., Inc.	21,733
241	Duke Energy Corp.	22,066
419	Edison International	26,322
216	Entergy Corp.	21,565
419	Evergy, Inc.	23,259
255	Eversource Energy	22,060
596	Exelon Corp.	25,163
743	FirstEnergy Corp.	22,743
307	NextEra Energy, Inc.	23,685
784	PPL Corp.	22,109
393	Southern (The) Co.	24,142
309	Xcel Energy, Inc.	20,601
		296,730
	Electrical Equipment – 0.8%
397	AMETEK, Inc.	48,013
387	Eaton Corp. PLC	46,494
602	Emerson Electric Co.	48,383
179	Rockwell Automation, Inc.	44,895
		187,785
	Electronic Equipment, Instruments & Components – 3.5%
1,524	Amphenol Corp., Class A	199,294
1,381	CDW Corp.	182,002
608	Cognex Corp.	48,813
5,092	Corning, Inc.	183,312
1,689	TE Connectivity Ltd.	204,487
		817,908
	Energy Equipment & Services – 0.4%
1,754	Baker Hughes Co.	36,571
1,934	Halliburton Co.	36,553
1,498	Schlumberger N.V.	32,701
		105,825
	Entertainment – 0.8%
924	Activision Blizzard, Inc.	85,793
603	Walt Disney (The) Co. (a)	109,252
		195,045
	Food & Staples Retailing – 1.2%
211	Costco Wholesale Corp.	79,501
1,162	Kroger (The) Co.	36,905
633	Sysco Corp.	47,007
1,096	Walgreens Boots Alliance, Inc.	43,708

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
535	Walmart, Inc.	$77,120
		284,241
	Food Products – 2.1%
847	Archer-Daniels-Midland Co.	42,697
814	Campbell Soup Co.	39,357
1,103	Conagra Brands, Inc.	39,995
638	General Mills, Inc.	37,514
275	Hershey (The) Co.	41,891
805	Hormel Foods Corp.	37,521
341	JM Smucker (The) Co.	39,420
610	Kellogg Co.	37,960
1,315	Kraft Heinz (The) Co.	45,578
406	McCormick & Co., Inc.	38,814
685	Mondelez International, Inc., Class A	40,052
662	Tyson Foods, Inc., Class A	42,659
		483,458
	Gas Utilities – 0.1%
223	Atmos Energy Corp.	21,281
	Health Care Equipment & Supplies – 4.7%
776	Abbott Laboratories	84,964
1,050	Baxter International, Inc.	84,252
363	Becton Dickinson and Co.	90,830
250	Cooper (The) Cos., Inc.	90,830
392	Danaher Corp.	87,079
813	Medtronic PLC	95,235
493	ResMed, Inc.	104,792
479	STERIS PLC	90,790
405	Stryker Corp.	99,241
248	Teleflex, Inc.	102,069
307	West Pharmaceutical Services, Inc.	86,976
620	Zimmer Biomet Holdings, Inc.	95,536
		1,112,594
	Health Care Providers & Services – 3.5%
406	AmerisourceBergen Corp.	39,691
314	Anthem, Inc.	100,822
1,798	Cardinal Health, Inc.	96,301
498	Cigna Corp.	103,674
674	CVS Health Corp.	46,034
677	HCA Healthcare, Inc.	111,340
204	Humana, Inc.	83,695
264	McKesson Corp.	45,915
737	Quest Diagnostics, Inc.	87,828
271	UnitedHealth Group, Inc.	95,034
		810,334
Shares	Description	Value

	Health Care Technology – 0.4%
1,168	Cerner Corp.	$91,665
	Hotels, Restaurants & Leisure – 3.0%
176	Domino’s Pizza, Inc.	67,489
877	Hilton Worldwide Holdings, Inc.	97,575
1,604	Las Vegas Sands Corp.	95,598
808	Marriott International, Inc., Class A	106,591
341	McDonald’s Corp.	73,172
1,156	Royal Caribbean Cruises Ltd.	86,342
871	Starbucks Corp.	93,180
820	Yum! Brands, Inc.	89,019
		708,966
	Household Durables – 1.6%
989	DR Horton, Inc.	68,162
789	Garmin Ltd.	94,412
916	Lennar Corp., Class A	69,827
1,616	PulteGroup, Inc.	69,682
407	Whirlpool Corp.	73,459
		375,542
	Household Products – 0.8%
420	Church & Dwight Co., Inc.	36,636
187	Clorox (The) Co.	37,759
510	Colgate-Palmolive Co.	43,610
267	Kimberly-Clark Corp.	36,000
283	Procter & Gamble (The) Co.	39,377
		193,382
	Independent Power & Renewable Electricity Producers – 0.1%
1,177	AES (The) Corp.	27,660
	Industrial Conglomerates – 1.5%
246	3M Co.	42,998
6,338	General Electric Co.	68,450
240	Honeywell International, Inc.	51,048
418	Roper Technologies, Inc.	180,196
		342,692
	Insurance – 2.8%
901	Aflac, Inc.	40,067
348	Allstate (The) Corp.	38,256
1,189	American International Group, Inc.	45,016
159	Aon PLC, Class A	33,592
310	Arthur J. Gallagher & Co.	38,350
723	Brown & Brown, Inc.	34,277
282	Chubb Ltd.	43,405
420	Cincinnati Financial Corp.	36,695

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
888	Hartford Financial Services Group (The), Inc.	$43,494
942	Loews Corp.	42,409
285	Marsh & McLennan Cos., Inc.	33,345
880	MetLife, Inc.	41,316
813	Principal Financial Group, Inc.	40,333
346	Progressive (The) Corp.	34,213
515	Prudential Financial, Inc.	40,206
302	Travelers (The) Cos., Inc.	42,392
535	WR Berkley Corp.	35,535
		662,901
	Internet & Direct Marketing Retail – 0.8%
1,436	eBay, Inc.	72,159
816	Expedia Group, Inc.	108,038
		180,197
	IT Services – 4.4%
175	Accenture PLC, Class A	45,712
283	Automatic Data Processing, Inc.	49,865
476	Booz Allen Hamilton Holding Corp.	41,498
248	Broadridge Financial Solutions, Inc.	37,994
2,378	Cognizant Technology Solutions Corp., Class A	194,877
268	Fidelity National Information Services, Inc.	37,911
222	Global Payments, Inc.	47,823
1,356	International Business Machines Corp.	170,693
243	Jack Henry & Associates, Inc.	39,363
1,851	Leidos Holdings, Inc.	194,577
117	Mastercard, Inc., Class A	41,762
495	Paychex, Inc.	46,124
197	Visa, Inc., Class A	43,090
1,844	Western Union (The) Co.	40,457
		1,031,746
	Leisure Products – 0.4%
905	Hasbro, Inc.	84,654
	Life Sciences Tools & Services – 1.7%
836	Agilent Technologies, Inc.	99,058
341	Bio-Techne Corp.	108,285
673	PerkinElmer, Inc.	96,575
191	Thermo Fisher Scientific, Inc.	88,964
		392,882
	Machinery – 2.6%
265	Caterpillar, Inc.	48,235
187	Cummins, Inc.	42,468
178	Deere & Co.	47,891
Shares	Description	Value

	Machinery (Continued)
364	Dover Corp.	$45,955
518	Fortive Corp.	36,685
216	IDEX Corp.	43,027
204	Illinois Tool Works, Inc.	41,591
206	Nordson Corp.	41,396
633	Otis Worldwide Corp.	42,759
464	PACCAR, Inc.	40,034
195	Parker-Hannifin Corp.	53,120
243	Stanley Black & Decker, Inc.	43,390
638	Westinghouse Air Brake Technologies Corp.	46,702
469	Xylem, Inc.	47,739
		620,992
	Media – 2.5%
54	Cable One, Inc.	120,297
2,204	Comcast Corp., Class A	115,490
2,689	Fox Corp., Class A	78,304
1,512	Omnicom Group, Inc.	94,303
13,959	Sirius XM Holdings, Inc.	88,919
2,671	ViacomCBS, Inc., Class B	99,521
		596,834
	Metals & Mining – 0.3%
1,169	Freeport-McMoRan, Inc.	30,418
288	Newmont Corp.	17,248
407	Nucor Corp.	21,648
		69,314
	Multiline Retail – 0.7%
357	Dollar General Corp.	75,077
475	Target Corp.	83,852
		158,929
	Multi-Utilities – 0.8%
269	Ameren Corp.	20,998
1,103	CenterPoint Energy, Inc.	23,869
347	CMS Energy Corp.	21,170
274	Consolidated Edison, Inc.	19,802
270	Dominion Energy, Inc.	20,304
185	DTE Energy Co.	22,461
388	Public Service Enterprise Group, Inc.	22,620
180	Sempra Energy	22,934
220	WEC Energy Group, Inc.	20,247
		194,405
	Oil, Gas & Consumable Fuels – 1.8%
324	Chevron Corp.	27,362
528	Concho Resources, Inc.	30,809
711	ConocoPhillips	28,433
649	EOG Resources, Inc.	32,366
680	Exxon Mobil Corp.	28,029
569	Hess Corp.	30,037

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,892	Kinder Morgan, Inc.	$25,864
794	Marathon Petroleum Corp.	32,840
2,329	Occidental Petroleum Corp.	40,315
898	ONEOK, Inc.	34,465
450	Phillips 66	31,473
271	Pioneer Natural Resources Co.	30,864
538	Valero Energy Corp.	30,435
1,188	Williams (The) Cos., Inc.	23,819
		427,111
	Personal Products – 0.4%
343	Estee Lauder (The) Cos., Inc., Class A	91,303
	Pharmaceuticals – 2.3%
1,401	Bristol-Myers Squibb Co.	86,904
570	Eli Lilly & Co.	96,239
567	Johnson & Johnson	89,234
1,018	Merck & Co., Inc.	83,272
2,427	Pfizer, Inc.	89,338
511	Zoetis, Inc.	84,571
		529,558
	Professional Services – 0.6%
252	Equifax, Inc.	48,596
469	TransUnion	46,534
213	Verisk Analytics, Inc.	44,217
		139,347
	Road & Rail – 1.1%
508	CSX Corp.	46,101
312	JB Hunt Transport Services, Inc.	42,635
218	Kansas City Southern	44,500
185	Norfolk Southern Corp.	43,958
218	Old Dominion Freight Line, Inc.	42,549
201	Union Pacific Corp.	41,852
		261,595
	Semiconductors & Semiconductor Equipment – 14.2%
1,414	Analog Devices, Inc.	208,890
2,776	Applied Materials, Inc.	239,569
453	Broadcom, Inc.	198,346
3,187	Intel Corp.	158,776
852	KLA Corp.	220,591
497	Lam Research Corp.	234,718
4,157	Marvell Technology Group Ltd.	197,624
1,606	Microchip Technology, Inc.	221,805
590	Monolithic Power Systems, Inc.	216,076
305	NVIDIA Corp.	159,271
1,322	NXP Semiconductors N.V.	210,211
1,402	QUALCOMM, Inc.	213,581
1,134	Skyworks Solutions, Inc.	173,366
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
2,077	Teradyne, Inc.	$249,012
1,156	Texas Instruments, Inc.	189,734
1,583	Xilinx, Inc.	224,422
		3,315,992
	Software – 4.5%
1,199	Citrix Systems, Inc.	155,990
506	Intuit, Inc.	192,204
785	Microsoft Corp.	174,600
7,920	NortonLifeLock, Inc.	164,577
2,765	Oracle Corp.	178,868
2,727	SS&C Technologies Holdings, Inc.	198,389
		1,064,628
	Specialty Retail – 2.4%
487	Advance Auto Parts, Inc.	76,707
672	Best Buy Co., Inc.	67,059
269	Home Depot (The), Inc.	71,452
451	Lowe’s Cos., Inc.	72,390
802	Ross Stores, Inc.	98,493
1,344	TJX (The) Cos., Inc.	91,782
522	Tractor Supply Co.	73,383
		551,266
	Technology Hardware, Storage & Peripherals – 4.6%
1,425	Apple, Inc.	189,083
17,614	Hewlett Packard Enterprise Co.	208,726
8,691	HP, Inc.	213,712
3,350	Seagate Technology PLC	208,236
4,516	Western Digital Corp.	250,141
		1,069,898
	Textiles, Apparel & Luxury Goods – 0.7%
596	NIKE, Inc., Class B	84,316
1,065	VF Corp.	90,962
		175,278
	Tobacco – 0.4%
1,020	Altria Group, Inc.	41,820
525	Philip Morris International, Inc.	43,465
		85,285
	Trading Companies & Distributors – 0.3%
406	Fastenal Co.	19,825
110	WW Grainger, Inc.	44,917
		64,742
	Water Utilities – 0.2%
147	American Water Works Co., Inc.	22,560

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities (Continued)
529	Essential Utilities, Inc.	$25,017
		47,577
	Total Common Stocks	22,735,485
	(Cost $18,157,658)
REAL ESTATE INVESTMENT TRUSTS – 2.7%
	Equity Real Estate Investment Trusts – 2.6%
124	Alexandria Real Estate Equities, Inc.	22,099
82	American Tower Corp.	18,406
133	AvalonBay Communities, Inc.	21,337
248	Boston Properties, Inc.	23,443
119	Crown Castle International Corp.	18,944
135	Digital Realty Trust, Inc.	18,834
539	Duke Realty Corp.	21,544
26	Equinix, Inc.	18,569
324	Equity LifeStyle Properties, Inc.	20,529
387	Equity Residential	22,941
99	Essex Property Trust, Inc.	23,504
186	Extra Space Storage, Inc.	21,550
733	Healthpeak Properties, Inc.	22,158
711	Invitation Homes, Inc.	21,117
1,128	Medical Properties Trust, Inc.	24,579
171	Mid-America Apartment Communities, Inc.	21,664
198	Prologis, Inc.	19,733
89	Public Storage	20,553
327	Realty Income Corp.	20,330
62	SBA Communications Corp.	17,492
307	Simon Property Group, Inc.	26,181
141	Sun Communities, Inc.	21,425
610	UDR, Inc.	23,442
474	Ventas, Inc.	23,245
851	VICI Properties, Inc.	21,700
361	Welltower, Inc.	23,328
698	Weyerhaeuser Co.	23,404
305	WP Carey, Inc.	21,527
		603,578
	Mortgage Real Estate Investment Trusts – 0.1%
4,596	Annaly Capital Management, Inc.	38,836
	Total Real Estate Investment Trusts	642,414
	(Cost $565,373)
	Total Investments – 99.9%	23,377,899
	(Cost $18,723,031) (b)
	Net Other Assets and Liabilities – 0.1%	25,465
	Net Assets – 100.0%	$23,403,364

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $5,085,423 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $430,555. The net unrealized appreciation was $4,654,868.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,735,485	$ 22,735,485	$ —	$ —
Real Estate Investment Trusts*	642,414	642,414	—	—
Total Investments	$ 23,377,899	$ 23,377,899	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 91.1%
	Aerospace & Defense – 1.6%
553	BWX Technologies, Inc.	$33,335
334	Curtiss-Wright Corp.	38,861
650	Hexcel Corp.	31,519
1,862	Howmet Aerospace, Inc.	53,141
221	Huntington Ingalls Industries, Inc.	37,676
863	Textron, Inc.	41,709
		236,241
	Airlines – 0.7%
964	Alaska Air Group, Inc.	50,128
2,872	American Airlines Group, Inc.	45,291
		95,419
	Auto Components – 1.2%
911	BorgWarner, Inc.	35,201
1,371	Gentex Corp.	46,518
332	LCI Industries	43,054
324	Lear Corp.	51,526
		176,299
	Automobiles – 0.6%
1,438	Harley-Davidson, Inc.	52,775
370	Thor Industries, Inc.	34,406
		87,181
	Banks – 5.2%
970	Bank OZK	30,332
402	BOK Financial Corp.	27,529
541	Comerica, Inc.	30,220
386	Commerce Bancshares, Inc.	25,360
380	Community Bank System, Inc.	23,678
323	Cullen/Frost Bankers, Inc.	28,175
632	East West Bancorp, Inc.	32,049
65	First Citizens BancShares, Inc., Class A	37,328
741	First Financial Bankshares, Inc.	26,806
2,194	First Horizon Corp.	27,995
645	Glacier Bancorp, Inc.	29,676
1,365	Home BancShares, Inc.	26,590
2,256	Huntington Bancshares, Inc.	28,493
2,007	People’s United Financial, Inc.	25,951
581	Pinnacle Financial Partners, Inc.	37,416
570	Popular, Inc.	32,102
399	Prosperity Bancshares, Inc.	27,675
249	Signature Bank	33,687
430	South State Corp.	31,089
977	Synovus Financial Corp.	31,626
886	TCF Financial Corp.	32,800
964	United Bankshares, Inc.	31,234
3,020	Valley National Bancorp	29,445
654	Western Alliance Bancorp	39,207
708	Zions Bancorp N.A.	30,756
		757,219
Shares	Description	Value

	Beverages – 0.4%
1,289	Molson Coors Beverage Co., Class B	$58,250
	Building Products – 1.8%
590	A.O. Smith Corp.	32,344
517	AAON, Inc.	34,448
499	Advanced Drainage Systems, Inc.	41,706
315	Allegion PLC	36,660
452	Armstrong World Industries, Inc.	33,624
452	Owens Corning	34,244
320	Simpson Manufacturing Co., Inc.	29,904
386	UFP Industries, Inc.	21,442
		264,372
	Capital Markets – 3.4%
303	Affiliated Managers Group, Inc.	30,815
512	Ares Management Corp., Class A	24,090
839	Carlyle Group (The), Inc.	26,378
236	Cboe Global Markets, Inc.	21,976
377	Cohen & Steers, Inc.	28,011
578	Eaton Vance Corp.	39,264
1,002	Federated Hermes, Inc.	28,948
350	Houlihan Lokey, Inc.	23,530
428	Interactive Brokers Group, Inc., Class A	26,074
1,813	Invesco, Ltd.	31,601
626	Lazard Ltd., Class A	26,480
270	LPL Financial Holdings, Inc.	28,139
129	Morningstar, Inc.	29,872
284	Raymond James Financial, Inc.	27,170
408	SEI Investments Co.	23,448
614	Stifel Financial Corp.	30,982
357	Tradeweb Markets, Inc., Class A	22,295
899	Virtu Financial, Inc., Class A	22,628
		491,701
	Chemicals – 2.5%
244	Albemarle Corp.	35,995
308	Ashland Global Holdings, Inc.	24,394
223	Balchem Corp.	25,694
710	CF Industries Holdings, Inc.	27,484
1,043	Chemours (The) Co.	25,856
982	Huntsman Corp.	24,687
1,194	Mosaic (The) Co.	27,474
64	NewMarket Corp.	25,491
121	Quaker Chemical Corp.	30,660
143	Scotts Miracle-Gro (The) Co.	28,477
1,145	Valvoline, Inc.	26,495
345	Westlake Chemical Corp.	28,152
541	WR Grace & Co.	29,658
		360,517
	Commercial Services & Supplies – 0.9%
3,811	ADT, Inc.	29,916

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Commercial Services & Supplies (Continued)
232	MSA Safety, Inc.	$34,659
326	Tetra Tech, Inc.	37,744
164	UniFirst Corp.	34,717
		137,036
	Communications Equipment – 0.7%
4,517	Juniper Networks, Inc.	101,678
	Construction & Engineering – 0.9%
460	EMCOR Group, Inc.	42,072
589	Quanta Services, Inc.	42,420
251	Valmont Industries, Inc.	43,907
		128,399
	Construction Materials – 0.3%
361	Eagle Materials, Inc.	36,587
	Consumer Finance – 0.9%
825	Ally Financial, Inc.	29,420
662	OneMain Holdings, Inc.	31,882
735	PROG Holdings, Inc.	39,594
1,137	Santander Consumer USA Holdings, Inc.	25,037
		125,933
	Containers & Packaging – 2.0%
275	AptarGroup, Inc.	37,645
171	Avery Dennison Corp.	26,524
2,210	Graphic Packaging Holding Co.	37,437
286	Packaging Corp. of America	39,442
802	Sealed Air Corp.	36,724
847	Silgan Holdings, Inc.	31,407
610	Sonoco Products Co.	36,142
896	WestRock Co.	39,003
		284,324
	Diversified Consumer Services – 0.8%
2,167	H&R Block, Inc.	34,369
837	Service Corp. International	41,097
386	Strategic Education, Inc.	36,797
		112,263
	Diversified Financial Services – 0.6%
1,134	Equitable Holdings, Inc.	29,019
1,149	Jefferies Financial Group, Inc.	28,265
432	Voya Financial, Inc.	25,406
		82,690
Shares	Description	Value

	Diversified Telecommunication Services – 0.7%
1,617	Cogent Communications Holdings, Inc.	$96,810
	Electric Utilities – 1.4%
436	ALLETE, Inc.	27,006
679	Hawaiian Electric Industries, Inc.	24,030
282	IDACORP, Inc.	27,080
734	NRG Energy, Inc.	27,562
753	OGE Energy Corp.	23,990
303	Pinnacle West Capital Corp.	24,225
546	PNM Resources, Inc.	26,497
636	Portland General Electric Co.	27,202
		207,592
	Electrical Equipment – 1.0%
304	Acuity Brands, Inc.	36,811
464	EnerSys	38,540
228	Hubbell, Inc.	35,748
332	Regal Beloit Corp.	40,773
		151,872
	Electronic Equipment, Instruments & Components – 4.0%
3,470	Avnet, Inc.	121,832
532	Dolby Laboratories, Inc., Class A	51,673
869	FLIR Systems, Inc.	38,088
2,617	Jabil, Inc.	111,301
176	Littelfuse, Inc.	44,820
2,512	National Instruments Corp.	110,377
1,278	SYNNEX Corp.	104,081
		582,172
	Energy Equipment & Services – 0.2%
2,478	National Oilwell Varco, Inc.	34,023
	Food & Staples Retailing – 0.3%
244	Casey’s General Stores, Inc.	43,583
	Food Products – 2.0%
947	Bunge Ltd.	62,105
1,778	Flowers Foods, Inc.	40,236
572	Ingredion, Inc.	44,999
653	Lamb Weston Holdings, Inc.	51,417
242	Lancaster Colony Corp.	44,463
15	Seaboard Corp.	45,465
		288,685
	Gas Utilities – 1.0%
556	National Fuel Gas Co.	22,868
835	New Jersey Resources Corp.	29,684
327	ONE Gas, Inc.	25,104
358	Southwest Gas Holdings, Inc.	21,748
424	Spire, Inc.	27,153

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
684	UGI Corp.	$23,913
		150,470
	Health Care Equipment & Supplies – 3.9%
5,469	DENTSPLY SIRONA, Inc.	286,357
2,864	Hill-Rom Holdings, Inc.	280,586
		566,943
	Health Care Providers & Services – 6.0%
498	Chemed Corp.	265,240
3,680	Encompass Health Corp.	304,299
2,235	Universal Health Services, Inc., Class B	307,313
		876,852
	Hotels, Restaurants & Leisure – 4.9%
1,334	Aramark	51,332
1,150	Boyd Gaming Corp. (a)	49,358
2,325	Carnival Corp.	50,359
411	Choice Hotels International, Inc.	43,866
215	Churchill Downs, Inc.	41,880
308	Cracker Barrel Old Country Store, Inc.	40,631
350	Darden Restaurants, Inc.	41,692
389	Marriott Vacations Worldwide Corp.	53,379
1,623	MGM Resorts International	51,141
429	Papa John’s International, Inc.	36,401
581	Texas Roadhouse, Inc.	45,411
165	Vail Resorts, Inc.	46,028
1,583	Wendy’s (The) Co.	34,699
268	Wingstop, Inc.	35,523
699	Wyndham Hotels & Resorts, Inc.	41,549
491	Wynn Resorts Ltd.	55,400
		718,649
	Household Durables – 1.2%
919	KB Home	30,805
857	Leggett & Platt, Inc.	37,965
749	MDC Holdings, Inc.	36,401
2,057	Newell Brands, Inc.	43,670
725	Toll Brothers, Inc.	31,516
		180,357
	Household Products – 1.0%
1,105	Energizer Holdings, Inc.	46,609
1,413	Reynolds Consumer Products, Inc.	42,446
229	WD-40 Co.	60,841
		149,896
Shares	Description	Value

	Independent Power & Renewable Electricity Producers – 0.6%
837	Clearway Energy, Inc., Class C	$26,725
382	Ormat Technologies, Inc.	34,487
1,197	Vistra Corp.	23,533
		84,745
	Industrial Conglomerates – 0.3%
254	Carlisle Cos., Inc.	39,670
	Insurance – 3.5%
309	American Financial Group, Inc.	27,075
171	Assurant, Inc.	23,294
470	Axis Capital Holdings Ltd.	23,683
99	Erie Indemnity Co., Class A	24,314
105	Everest Re Group Ltd.	24,579
661	Fidelity National Financial, Inc.	25,839
406	First American Financial Corp.	20,962
259	Globe Life, Inc.	24,595
222	Hanover Insurance Group (The), Inc.	25,956
310	Kemper Corp.	23,817
109	Kinsale Capital Group, Inc.	21,814
660	Lincoln National Corp.	33,205
1,404	Old Republic International Corp.	27,673
183	Primerica, Inc.	24,509
217	Reinsurance Group of America, Inc.	25,150
122	RenaissanceRe Holdings Ltd.	20,230
250	RLI Corp.	26,038
402	Selective Insurance Group, Inc.	26,926
1,229	Unum Group	28,193
27	White Mountains Insurance Group Ltd.	27,018
		504,870
	IT Services – 3.1%
5,024	DXC Technology Co.	129,368
799	Genpact Ltd.	33,047
1,393	KBR, Inc.	43,086
455	MAXIMUS, Inc.	33,301
4,610	Perspecta, Inc.	111,009
1,144	Science Applications International Corp.	108,268
		458,079
	Leisure Products – 0.8%
1,050	Acushnet Holdings Corp.	42,567
529	Brunswick Corp.	40,331
374	Polaris, Inc.	35,635
		118,533
	Life Sciences Tools & Services – 2.2%
6,016	Bruker Corp.	325,646

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 4.0%
419	AGCO Corp.	$43,195
886	Allison Transmission Holdings, Inc.	38,213
621	Crane Co.	48,227
671	Donaldson Co., Inc.	37,495
1,141	Flowserve Corp.	42,046
508	Graco, Inc.	36,754
527	ITT, Inc.	40,589
339	John Bean Technologies Corp.	38,602
338	Lincoln Electric Holdings, Inc.	39,292
424	Oshkosh Corp.	36,494
731	Rexnord Corp.	28,867
212	Snap-on, Inc.	36,282
402	Timken (The) Co.	31,099
371	Toro (The) Co.	35,186
388	Woodward, Inc.	47,153
		579,494
	Media – 1.2%
2,117	Interpublic Group of (The) Cos., Inc.	49,792
825	New York Times (The) Co., Class A	42,710
2,517	News Corp., Class A	45,231
392	Nexstar Media Group, Inc., Class A	42,802
		180,535
	Metals & Mining – 0.7%
4,293	Hecla Mining Co.	27,819
214	Reliance Steel & Aluminum Co.	25,626
181	Royal Gold, Inc.	19,251
762	Steel Dynamics, Inc.	28,095
		100,791
	Multiline Retail – 0.5%
1,905	Kohl’s Corp.	77,514
	Multi-Utilities – 0.8%
422	Black Hills Corp.	25,932
1,384	MDU Resources Group, Inc.	36,455
1,026	NiSource, Inc.	23,536
464	NorthWestern Corp.	27,056
		112,979
	Oil, Gas & Consumable Fuels – 2.4%
4,181	Antero Midstream Corp.	32,235
2,371	Apache Corp.	33,644
1,293	Cabot Oil & Gas Corp.	21,050
2,373	Devon Energy Corp.	37,517
745	Diamondback Energy, Inc.	36,058
1,736	EQT Corp.	22,065
2,654	Equitrans Midstream Corp.	21,338
1,139	HollyFrontier Corp.	29,443
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
5,489	Marathon Oil Corp.	$36,612
2,399	Parsley Energy, Inc., Class A	34,066
1,600	Targa Resources Corp.	42,208
		346,236
	Paper & Forest Products – 0.3%
1,055	Louisiana-Pacific Corp.	39,214
	Personal Products – 0.6%
13,072	Coty, Inc., Class A	91,765
	Pharmaceuticals – 1.6%
5,209	Perrigo Co. PLC	232,946
	Professional Services – 1.3%
460	CoreLogic, Inc.	35,567
432	Exponent, Inc.	38,893
475	Insperity, Inc.	38,674
425	ManpowerGroup, Inc.	38,327
588	Robert Half International, Inc.	36,738
		188,199
	Real Estate Management & Development – 0.2%
230	Jones Lang LaSalle, Inc. (a)	34,125
	Road & Rail – 0.7%
765	Knight-Swift Transportation Holdings, Inc.	31,992
248	Landstar System, Inc.	33,396
742	Werner Enterprises, Inc.	29,101
		94,489
	Semiconductors & Semiconductor Equipment – 4.3%
1,938	Brooks Automation, Inc.	131,493
628	CMC Materials, Inc.	95,017
1,206	Entegris, Inc.	115,897
285	MKS Instruments, Inc.	42,878
1,619	Power Integrations, Inc.	132,531
496	Universal Display Corp.	113,981
		631,797
	Software – 2.0%
1,606	Blackbaud, Inc.	92,441
2,057	CDK Global, Inc.	106,614
741	Pegasystems, Inc.	98,746
		297,801
	Specialty Retail – 2.0%
610	Dick’s Sporting Goods, Inc.	34,288
1,069	Foot Locker, Inc.	43,230
2,072	Gap (The), Inc.	41,834
1,110	L Brands, Inc.	41,281

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
155	Lithia Motors, Inc., Class A	$45,364
741	Penske Automotive Group, Inc.	44,008
390	Williams-Sonoma, Inc.	39,718
		289,723
	Technology Hardware, Storage & Peripherals – 1.7%
2,045	NetApp, Inc.	135,461
4,778	Xerox Holdings Corp.	110,802
		246,263
	Textiles, Apparel & Luxury Goods – 2.0%
408	Carter’s, Inc.	38,380
406	Columbia Sportswear Co.	35,476
2,241	Hanesbrands, Inc.	32,674
592	PVH Corp.	55,583
519	Ralph Lauren Corp.	53,841
2,258	Tapestry, Inc.	70,179
		286,133
	Thrifts & Mortgage Finance – 0.9%
559	Essent Group Ltd.	24,149
2,335	MGIC Investment Corp.	29,304
2,502	New York Community Bancorp, Inc.	26,396
356	PennyMac Financial Services, Inc.	23,361
1,416	Radian Group, Inc.	28,674
		131,884
	Trading Companies & Distributors – 0.8%
1,058	Air Lease Corp.	46,996
513	MSC Industrial Direct Co., Inc., Class A	43,292
134	Watsco, Inc.	30,358
		120,646
	Transportation Infrastructure – 0.3%
1,158	Macquarie Infrastructure Corp.	43,483
	Water Utilities – 0.2%
301	American States Water Co.	23,933
	Total Common Stocks	13,265,506
	(Cost $11,323,044)
REAL ESTATE INVESTMENT TRUSTS – 8.8%
	Equity Real Estate Investment Trusts – 8.1%
345	Agree Realty Corp.	22,970
629	American Campus Communities, Inc.	26,902
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
771	American Homes 4 Rent, Class A	$23,130
614	Americold Realty Trust	22,921
6,505	Apartment Investment and Management Co., Class A	34,346
1,878	Brixmor Property Group, Inc.	31,081
247	Camden Property Trust	24,680
185	CoreSite Realty Corp.	23,177
926	Corporate Office Properties Trust	24,150
768	Cousins Properties, Inc.	25,728
680	CubeSmart	22,855
314	CyrusOne, Inc.	22,969
875	Douglas Emmett, Inc.	25,533
170	EastGroup Properties, Inc.	23,470
299	Federal Realty Investment Trust	25,451
552	First Industrial Realty Trust, Inc.	23,256
601	Gaming and Leisure Properties, Inc.	25,482
729	Healthcare Realty Trust, Inc.	21,578
845	Healthcare Trust of America, Inc., Class A	23,271
654	Highwoods Properties, Inc.	25,918
2,035	Host Hotels & Resorts, Inc.	29,772
1,001	Hudson Pacific Properties, Inc.	24,044
820	Iron Mountain, Inc.	24,174
821	JBG SMITH Properties	25,673
423	Kilroy Realty Corp.	24,280
1,950	Kimco Realty Corp.	29,269
332	Lamar Advertising Co., Class A	27,629
2,101	Lexington Realty Trust	22,313
209	Life Storage, Inc.	24,953
364	National Health Investors, Inc.	25,178
636	National Retail Properties, Inc.	26,025
733	Omega Healthcare Investors, Inc.	26,623
1,226	Physicians Realty Trust	21,823
522	PotlatchDeltic Corp.	26,110
179	PS Business Parks, Inc.	23,784
348	QTS Realty Trust, Inc., Class A	21,534
831	Rayonier, Inc.	24,415
578	Regency Centers Corp.	26,351
480	Rexford Industrial Realty, Inc.	23,573
1,593	Sabra Health Care REIT, Inc.	27,670
474	SL Green Realty Corp.	28,241
651	Spirit Realty Capital, Inc.	26,151
720	STAG Industrial, Inc.	22,550
801	STORE Capital Corp.	27,218
401	Terreno Realty Corp.	23,463
676	VEREIT, Inc.	25,546
651	Vornado Realty Trust	24,308
		1,181,538
	Mortgage Real Estate Investment Trusts – 0.7%
1,487	AGNC Investment Corp.	23,197

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
942	Blackstone Mortgage Trust, Inc., Class A	$25,933
2,602	New Residential Investment Corp.	25,864
1,371	Starwood Property Trust, Inc.	26,460
		101,454
	Total Real Estate Investment Trusts	1,282,992
	(Cost $1,261,512)
	Total Investments – 99.9%	14,548,498
	(Cost $12,584,556) (b)
	Net Other Assets and Liabilities – 0.1%	17,450
	Net Assets – 100.0%	$14,565,948

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,348,955 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $385,013. The net unrealized appreciation was $1,963,942.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,265,506	$ 13,265,506	$ —	$ —
Real Estate Investment Trusts*	1,282,992	1,282,992	—	—
Total Investments	$ 14,548,498	$ 14,548,498	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.1%
	Aerospace & Defense – 1.5%
342	Cubic Corp.	$21,218
511	Kaman Corp.	29,193
798	Maxar Technologies, Inc.	30,795
313	Moog, Inc., Class A	24,821
1,052	Spirit AeroSystems Holdings, Inc., Class A	41,122
		147,149
	Air Freight & Logistics – 0.3%
347	Forward Air Corp.	26,663
	Airlines – 0.6%
167	Allegiant Travel Co.	31,603
672	SkyWest, Inc.	27,088
		58,691
	Auto Components – 1.3%
633	Cooper Tire & Rubber Co.	25,636
1,628	Dana, Inc.	31,779
2,615	Goodyear Tire & Rubber (The) Co.	28,530
346	Patrick Industries, Inc.	23,649
449	Standard Motor Products, Inc.	18,166
		127,760
	Automobiles – 0.2%
388	Winnebago Industries, Inc.	23,257
	Banks – 11.3%
393	1st Source Corp.	15,838
532	Ameris Bancorp	20,253
961	Associated Banc-Corp.	16,385
568	Atlantic Union Bankshares Corp.	18,710
297	BancFirst Corp.	17,434
626	BancorpSouth Bank	17,177
240	Bank of Hawaii Corp.	18,389
554	BankUnited, Inc.	19,268
376	Banner Corp.	17,518
1,412	Cadence BanCorp	23,185
559	Cathay General Bancorp	17,994
685	CIT Group, Inc.	24,592
211	City Holding Co.	14,675
509	Columbia Banking System, Inc.	18,273
729	CVB Financial Corp.	14,216
453	Eagle Bancorp, Inc.	18,709
483	FB Financial Corp.	16,775
2,324	First BanCorp	21,427
763	First Busey Corp.	16,443
1,010	First Financial Bancorp	17,705
838	First Hawaiian, Inc.	19,760
381	First Interstate BancSystem, Inc., Class A	15,533
524	First Merchants Corp.	19,603
1,125	First Midwest Bancorp, Inc.	17,910
1,789	FNB Corp.	16,996
Shares	Description	Value

	Banks (Continued)
1,303	Fulton Financial Corp.	$16,574
645	Hancock Whitney Corp.	21,943
404	Heartland Financial USA, Inc.	16,309
589	Hilltop Holdings, Inc.	16,203
1,599	Hope Bancorp, Inc.	17,445
232	Independent Bank Corp.	16,945
275	Independent Bank Group, Inc.	17,193
465	International Bancshares Corp.	17,410
1,671	Investors Bancorp, Inc.	17,646
294	Lakeland Financial Corp.	15,753
462	National Bank Holdings Corp., Class A	15,135
452	NBT Bancorp, Inc.	14,509
886	OceanFirst Financial Corp.	16,506
966	Old National Bancorp	15,997
602	Pacific Premier Bancorp, Inc.	18,861
710	PacWest Bancorp	18,034
148	Park National Corp.	15,541
534	Renasant Corp.	17,985
686	S&T Bancorp, Inc.	17,040
526	Sandy Spring Bancorp, Inc.	16,932
356	ServisFirst Bancshares, Inc.	14,343
765	Simmons First National Corp., Class A	16,516
497	Southside Bancshares, Inc.	15,422
1,153	Sterling Bancorp	20,731
356	Stock Yards Bancorp, Inc.	14,411
214	Tompkins Financial Corp.	15,108
740	Towne Bank	17,375
495	TriCo Bancshares	17,464
567	Trustmark Corp.	15,485
247	UMB Financial Corp.	17,041
1,142	Umpqua Holdings Corp.	17,290
716	United Community Banks, Inc.	20,363
712	Veritex Holdings, Inc.	18,270
459	Webster Financial Corp.	19,347
568	WesBanco, Inc.	17,017
223	Westamerica BanCorp	12,330
303	Wintrust Financial Corp.	18,510
		1,081,752
	Beverages – 0.2%
69	Coca-Cola Consolidated, Inc.	18,373
	Building Products – 0.5%
258	CSW Industrials, Inc.	28,873
1,018	Griffon Corp.	20,747
		49,620
	Capital Markets – 1.8%
311	Artisan Partners Asset Management, Inc., Class A	15,656
5,054	BGC Partners, Inc., Class A	20,216
940	Brightsphere Investment Group, Inc.	18,123
185	Evercore, Inc., Class A	20,284

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
188	Hamilton Lane, Inc., Class A	$14,673
346	Moelis & Co., Class A	16,179
166	Piper Sandler Cos.	16,749
200	PJT Partners, Inc., Class A	15,050
87	Virtus Investment Partners, Inc.	18,879
817	Waddell & Reed Financial, Inc., Class A	20,809
		176,618
	Chemicals – 2.4%
592	Avient Corp.	23,846
435	Cabot Corp.	19,523
209	Chase Corp.	21,111
435	HB Fuller Co.	22,568
247	Innospec, Inc.	22,410
307	Minerals Technologies, Inc.	19,071
1,265	Olin Corp.	31,068
271	Sensient Technologies Corp.	19,992
144	Stepan Co.	17,182
611	Trinseo S.A.	31,289
		228,060
	Commercial Services & Supplies – 4.2%
543	ABM Industries, Inc.	20,547
497	Brady Corp., Class A	26,252
484	Brink’s (The) Co.	34,848
1,953	Covanta Holding Corp.	25,643
773	Deluxe Corp.	22,572
4,985	Healthcare Services Group, Inc.	140,078
665	Herman Miller, Inc.	22,477
639	HNI Corp.	22,020
1,393	KAR Auction Services, Inc.	25,924
334	McGrath RentCorp	22,411
1,984	Steelcase, Inc., Class A	26,883
463	U.S. Ecology, Inc.	16,821
		406,476
	Communications Equipment – 0.7%
2,317	Plantronics, Inc.	62,629
	Construction & Engineering – 1.2%
476	Arcosa, Inc.	26,147
386	Comfort Systems USA, Inc.	20,327
2,258	Fluor Corp.	36,060
1,130	Granite Construction, Inc.	30,182
		112,716
	Consumer Finance – 0.6%
212	FirstCash, Inc.	14,848
1,435	Navient Corp.	14,092
201	Nelnet, Inc., Class A	14,319
Shares	Description	Value

	Consumer Finance (Continued)
1,499	SLM Corp.	$18,573
		61,832
	Containers & Packaging – 0.5%
549	Greif, Inc., Class A	25,737
1,879	O-I Glass, Inc.	22,360
		48,097
	Distributors – 0.2%
573	Core-Mark Holding Co., Inc.	16,829
	Diversified Consumer Services – 0.5%
791	Franchise Group, Inc.	24,086
50	Graham Holdings Co., Class B	26,669
		50,755
	Diversified Telecommunication Services – 0.2%
547	ATN International, Inc.	22,843
	Electric Utilities – 0.4%
242	MGE Energy, Inc.	16,947
550	Otter Tail Corp.	23,436
		40,383
	Electrical Equipment – 0.8%
583	AZZ, Inc.	27,657
429	Encore Wire Corp.	25,985
2,290	GrafTech International Ltd.	24,411
		78,053
	Electronic Equipment, Instruments & Components – 2.6%
304	Badger Meter, Inc.	28,594
639	Belden, Inc.	26,774
2,561	Methode Electronics, Inc.	98,035
4,687	Vishay Intertechnology, Inc.	97,068
		250,471
	Energy Equipment & Services – 1.4%
3,903	Archrock, Inc.	33,800
1,094	Cactus, Inc., Class A	28,521
1,376	Core Laboratories N.V.	36,478
1,433	Helmerich & Payne, Inc.	33,188
		131,987
	Entertainment – 0.9%
2,006	Cinemark Holdings, Inc. (a)	34,924
698	Warner Music Group Corp., Class A	26,517

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment (Continued)
496	World Wrestling Entertainment, Inc., Class A	$23,833
		85,274
	Equity Real Estate Investment Trusts – 0.1%
789	Piedmont Office Realty Trust, Inc., Class A	12,805
	Food & Staples Retailing – 0.5%
302	PriceSmart, Inc.	27,509
345	Weis Markets, Inc.	16,495
		44,004
	Food Products – 1.1%
597	B&G Foods, Inc. (a)	16,555
250	Calavo Growers, Inc.	17,357
723	Fresh Del Monte Produce, Inc.	17,403
127	J&J Snack Foods Corp.	19,732
140	Sanderson Farms, Inc.	18,508
536	Tootsie Roll Industries, Inc.	15,919
		105,474
	Gas Utilities – 0.5%
180	Chesapeake Utilities Corp.	19,478
334	Northwest Natural Holding Co.	15,361
786	South Jersey Industries, Inc.	16,938
		51,777
	Health Care Equipment & Supplies – 5.0%
171	Atrion Corp.	109,823
2,443	Cantel Medical Corp.	192,655
1,364	CONMED Corp.	152,768
78	Mesa Laboratories, Inc.	22,358
		477,604
	Health Care Providers & Services – 8.9%
1,881	Ensign Group (The), Inc.	137,162
1,722	National HealthCare Corp.	114,358
2,181	National Research Corp.	93,238
4,274	Owens & Minor, Inc.	115,611
4,452	Patterson Cos., Inc.	131,913
3,269	Premier, Inc., Class A	114,742
1,235	U.S. Physical Therapy, Inc.	148,509
		855,533
	Health Care Technology – 0.7%
968	Simulations Plus, Inc.	69,619
	Hotels, Restaurants & Leisure – 2.0%
1,314	Bloomin’ Brands, Inc.	25,518
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
470	Brinker International, Inc.	$26,588
723	Cheesecake Factory (The), Inc.	26,794
376	Hyatt Hotels Corp., Class A	27,918
253	Jack in the Box, Inc.	23,478
988	Six Flags Entertainment Corp.	33,691
652	Wyndham Destinations, Inc.	29,249
		193,236
	Household Durables – 0.3%
634	La-Z-Boy, Inc.	25,259
	Household Products – 0.2%
290	Spectrum Brands Holdings, Inc.	22,904
	Insurance – 2.2%
552	American Equity Investment Life Holding Co.	15,268
180	American National Group, Inc.	17,302
212	AMERISAFE, Inc.	12,175
352	Argo Group International Holdings Ltd.	15,382
565	Assured Guaranty Ltd.	17,792
756	CNO Financial Group, Inc.	16,806
401	Employers Holdings, Inc.	12,908
252	FBL Financial Group, Inc., Class A	13,233
363	Horace Mann Educators Corp.	15,260
272	James River Group Holdings Ltd.	13,369
293	Mercury General Corp.	15,298
776	ProAssurance Corp.	13,805
176	Safety Insurance Group, Inc.	13,710
277	Stewart Information Services Corp.	13,396
		205,704
	Internet & Direct Marketing Retail – 1.1%
1,402	Shutterstock, Inc.	100,523
	IT Services – 4.2%
474	Alliance Data Systems Corp.	35,123
1,782	CSG Systems International, Inc.	80,315
573	EVERTEC, Inc.	22,530
289	ManTech International Corp., Class A	25,704
3,704	NIC, Inc.	95,674
3,081	Sabre Corp.	37,034
4,675	Switch, Inc., Class A	76,530
366	TTEC Holdings, Inc.	26,692
		399,602
	Leisure Products – 0.7%
1,048	Callaway Golf Co.	25,162
1,292	Smith & Wesson Brands, Inc.	22,933

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Leisure Products (Continued)
328	Sturm Ruger & Co., Inc.	$21,343
		69,438
	Life Sciences Tools & Services – 1.0%
4,089	Luminex Corp.	94,538
	Machinery – 6.2%
184	Alamo Group, Inc.	25,383
402	Albany International Corp., Class A	29,515
538	Altra Industrial Motion Corp.	29,821
367	Astec Industries, Inc.	21,242
557	Barnes Group, Inc.	28,234
582	Douglas Dynamics, Inc.	24,892
353	EnPro Industries, Inc.	26,658
247	ESCO Technologies, Inc.	25,495
680	Federal Signal Corp.	22,556
338	Franklin Electric Co., Inc.	23,393
675	Gorman-Rupp (The) Co.	21,904
677	Greenbrier (The) Cos., Inc.	24,629
547	Helios Technologies, Inc.	29,150
702	Hillenbrand, Inc.	27,940
182	Kadant, Inc.	25,658
688	Kennametal, Inc.	24,933
206	Lindsay Corp.	26,463
579	Mueller Industries, Inc.	20,329
1,915	Mueller Water Products, Inc., Class A	23,708
330	Tennant Co.	23,156
1,028	Terex Corp.	35,867
1,020	Trinity Industries, Inc.	26,918
199	Watts Water Technologies, Inc., Class A	24,218
		592,062
	Marine – 0.3%
496	Matson, Inc.	28,257
	Media – 1.2%
1,753	EW Scripps (The) Co., Class A	26,803
633	John Wiley & Sons, Inc., Class A	28,903
1,043	Sinclair Broadcast Group, Inc., Class A	33,219
1,707	TEGNA, Inc.	23,813
		112,738
	Metals & Mining – 2.3%
863	Carpenter Technology Corp.	25,130
2,440	Cleveland-Cliffs, Inc.	35,526
784	Commercial Metals Co.	16,103
264	Compass Minerals International, Inc.	16,294
292	Kaiser Aluminum Corp.	28,879
Shares	Description	Value

	Metals & Mining (Continued)
301	Materion Corp.	$19,180
2,134	United States Steel Corp.	35,787
1,230	Warrior Met Coal, Inc.	26,224
384	Worthington Industries, Inc.	19,715
		222,838
	Multiline Retail – 1.2%
450	Big Lots, Inc.	19,319
3,519	Macy’s, Inc.	39,589
1,683	Nordstrom, Inc. (a)	52,526
		111,434
	Multi-Utilities – 0.2%
444	Avista Corp.	17,822
	Oil, Gas & Consumable Fuels – 2.4%
863	Cimarex Energy Co.	32,371
1,696	CVR Energy, Inc.	25,270
1,887	Delek US Holdings, Inc.	30,324
2,354	Murphy Oil Corp.	28,484
2,574	Ovintiv, Inc.	36,963
3,691	PBF Energy, Inc., Class A	26,206
3,172	Range Resources Corp. (b)	21,252
991	World Fuel Services Corp.	30,880
		231,750
	Paper & Forest Products – 0.4%
596	Domtar Corp.	18,864
515	Schweitzer-Mauduit International, Inc.	20,708
		39,572
	Personal Products – 0.7%
537	Inter Parfums, Inc.	32,483
101	Medifast, Inc.	19,830
331	Nu Skin Enterprises, Inc., Class A	18,083
		70,396
	Professional Services – 0.6%
323	ICF International, Inc.	24,009
686	Korn Ferry	29,841
		53,850
	Real Estate Management & Development – 0.1%
737	Kennedy-Wilson Holdings, Inc.	13,185
	Road & Rail – 0.9%
1,070	Heartland Express, Inc.	19,367
1,222	Marten Transport Ltd.	21,055
471	Ryder System, Inc.	29,089
806	Schneider National, Inc., Class B	16,684
		86,195

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 2.6%
481	InterDigital, Inc.	$29,187
1,990	Progress Software Corp.	89,928
6,351	Xperi Holding Corp.	132,736
		251,851
	Specialty Retail – 2.4%
1,354	American Eagle Outfitters, Inc.	27,175
1,339	Bed Bath & Beyond, Inc.	23,781
986	Buckle (The), Inc.	28,791
676	Camping World Holdings, Inc., Class A	17,610
227	Group 1 Automotive, Inc.	29,769
494	Monro, Inc.	26,330
1,031	ODP (The) Corp.	30,208
671	Rent-A-Center, Inc.	25,693
499	Sonic Automotive, Inc., Class A	19,246
		228,603
	Textiles, Apparel & Luxury Goods – 1.3%
829	Kontoor Brands, Inc.	33,624
1,497	Levi Strauss & Co., Class A	30,060
1,029	Steven Madden Ltd.	36,344
776	Wolverine World Wide, Inc.	24,250
		124,278
	Thrifts & Mortgage Finance – 1.3%
1,312	Capitol Federal Financial, Inc.	16,400
409	Flagstar Bancorp, Inc.	16,671
1,318	Northwest Bancshares, Inc.	16,791
994	Provident Financial Services, Inc.	17,852
229	Walker & Dunlop, Inc.	21,073
581	Washington Federal, Inc.	14,955
450	WSFS Financial Corp.	20,196
		123,938
	Tobacco – 0.4%
396	Universal Corp.	19,250
1,710	Vector Group Ltd.	19,921
		39,171
	Trading Companies & Distributors – 1.6%
361	Applied Industrial Technologies, Inc.	28,154
392	Boise Cascade Co.	18,738
312	GATX Corp.	25,952
595	Rush Enterprises, Inc., Class A	24,645
840	Systemax, Inc.	30,148
489	Triton International Ltd.	23,721
		151,358
	Water Utilities – 0.6%
348	California Water Service Group	18,802
Shares	Description	Value

	Water Utilities (Continued)
244	Middlesex Water Co.	$17,683
249	SJW Group	17,271
		53,756
	Wireless Telecommunication Services – 0.6%
617	Shenandoah Telecommunications Co.	26,685
1,488	Telephone & Data Systems, Inc.	27,632
		54,317
	Total Common Stocks	8,641,679
	(Cost $6,739,271)
REAL ESTATE INVESTMENT TRUSTS – 9.6%
	Commercial Services & Supplies – 0.1%
1,338	CoreCivic, Inc.	8,764
	Equity Real Estate Investment Trusts – 7.4%
1,020	Acadia Realty Trust	14,474
955	Alexander & Baldwin, Inc.	16,407
44	Alexander’s, Inc.	12,203
444	American Assets Trust, Inc.	12,823
1,708	American Finance Trust, Inc.	12,690
1,114	Apple Hospitality REIT, Inc.	14,382
1,036	Brandywine Realty Trust	12,339
602	CareTrust REIT, Inc.	13,352
164	Centerspace	11,585
3,922	Colony Capital, Inc.	18,865
981	Columbia Property Trust, Inc.	14,068
229	Community Healthcare Trust, Inc.	10,788
2,112	DiamondRock Hospitality Co. (b)	17,424
3,042	Diversified Healthcare Trust	12,533
478	Easterly Government Properties, Inc.	10,827
1,750	Empire State Realty Trust, Inc., Class A	16,310
389	EPR Properties	12,643
584	Essential Properties Realty Trust, Inc.	12,381
418	Four Corners Property Trust, Inc.	12,444
944	GEO Group (The), Inc.	8,364
412	Getty Realty Corp.	11,346
673	Global Net Lease, Inc.	11,535
924	Independence Realty Trust, Inc.	12,409
490	Industrial Logistics Properties Trust	11,412
86	Innovative Industrial Properties, Inc.	15,749
1,027	iStar, Inc.	15,251
925	Kite Realty Group Trust	13,838
307	LTC Properties, Inc.	11,945

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
1,577	Macerich (The) Co. (a)	$16,827
848	Mack-Cali Realty Corp.	10,566
773	Monmouth Real Estate Investment Corp.	13,388
327	National Storage Affiliates Trust	11,782
241	NexPoint Residential Trust, Inc.	10,197
517	Office Properties Income Trust	11,746
736	Outfront Media, Inc.	14,396
1,512	Paramount Group, Inc.	13,669
1,072	Park Hotels & Resorts, Inc.	18,385
855	Pebblebrook Hotel Trust	16,074
1,028	Retail Opportunity Investments Corp.	13,765
1,843	Retail Properties of America, Inc., Class A	15,776
1,236	RLJ Lodging Trust	17,489
291	Ryman Hospitality Properties, Inc.	19,718
172	Safehold, Inc.	12,468
1,347	Service Properties Trust	15,477
1,487	SITE Centers Corp.	15,048
1,348	Sunstone Hotel Investors, Inc.	15,273
1,016	Uniti Group, Inc.	11,918
188	Universal Health Realty Income Trust	12,083
1,102	Urban Edge Properties	14,260
532	Washington Real Estate Investment Trust	11,507
633	Weingarten Realty Investors	13,717
1,219	Xenia Hotels & Resorts, Inc.	18,529
		714,445
	Mortgage Real Estate Investment Trusts – 2.1%
1,346	Apollo Commercial Real Estate Finance, Inc.	15,035
1,057	Arbor Realty Trust, Inc.	14,988
1,230	Broadmark Realty Capital, Inc.	12,546
1,479	Chimera Investment Corp.	15,160
2,181	Colony Credit Real Estate, Inc.	16,358
253	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	16,048
734	KKR Real Estate Finance Trust, Inc.	13,153
1,704	Ladder Capital Corp.	16,665
4,526	MFA Financial, Inc.	17,606
4,757	New York Mortgage Trust, Inc.	17,553
755	PennyMac Mortgage Investment Trust	13,280
1,613	Redwood Trust, Inc.	14,162
Shares	Description	Value

	Mortgage Real Estate Investment Trusts (Continued)
2,383	Two Harbors Investment Corp.	$15,180
		197,734
	Total Real Estate Investment Trusts	920,943
	(Cost $775,271)
MONEY MARKET FUNDS – 0.6%
55,535	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.03% (c) (d)	55,535
	(Cost $55,535)
Principal Value	Description	Value
REPURCHASE AGREEMENTS – 0.6%
$56,599	JPMorgan Chase & Co., 0.01% (c), dated 12/31/20, due 1/4/21, with a maturity value of $56,599. Collateralized by U.S. Treasury Note, interest rate of 1.625%, due 12/15/22. The value of the collateral including accrued interest is $58,138. (d)	56,599
	(Cost $56,599)
	Total Investments – 100.9%	9,674,756
	(Cost $7,626,676) (e)
	Net Other Assets and Liabilities – (0.9)%	(88,304)
	Net Assets – 100.0%	$9,586,452

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $107,982 and the total value of the collateral held by the Fund is $112,134.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2020.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,197,968 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $149,888. The net unrealized appreciation was $2,048,080.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 8,641,679	$ 8,641,679	$ —	$ —
Real Estate Investment Trusts*	920,943	920,943	—	—
Money Market Funds	55,535	55,535	—	—
Repurchase Agreements	56,599	—	56,599	—
Total Investments	$ 9,674,756	$ 9,618,157	$ 56,599	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.3%
	Aerospace & Defense – 2.7%
160	Boeing (The) Co.	$34,250
236	General Dynamics Corp.	35,121
85	L3Harris Technologies, Inc.	16,067
70	Lockheed Martin Corp.	24,849
59	Northrop Grumman Corp.	17,978
585	Raytheon Technologies Corp.	41,833
		170,098
	Air Freight & Logistics – 0.7%
208	C.H. Robinson Worldwide, Inc.	19,525
153	United Parcel Service, Inc., Class B	25,765
		45,290
	Airlines – 1.0%
1,560	Delta Air Lines, Inc.	62,728
	Automobiles – 2.8%
12,253	Ford Motor Co.	107,704
1,573	General Motors Co.	65,500
		173,204
	Banks – 3.7%
371	Bank of America Corp.	11,245
327	Citigroup, Inc.	20,163
714	Citizens Financial Group, Inc.	25,533
512	Fifth Third Bancorp	14,116
116	JPMorgan Chase & Co.	14,740
1,551	KeyCorp	25,452
155	M&T Bank Corp.	19,731
114	PNC Financial Services Group (The), Inc.	16,986
1,391	Regions Financial Corp.	22,423
371	Truist Financial Corp.	17,782
390	US Bancorp	18,170
881	Wells Fargo & Co.	26,589
		232,930
	Beverages – 0.6%
267	Coca-Cola (The) Co.	14,642
315	Keurig Dr Pepper, Inc.	10,080
82	PepsiCo, Inc.	12,161
		36,883
	Biotechnology – 4.3%
1,269	AbbVie, Inc.	135,973
204	Amgen, Inc.	46,904
1,412	Gilead Sciences, Inc.	82,263
		265,140
	Building Products – 0.5%
665	Johnson Controls International PLC	30,982
	Capital Markets – 2.5%
50	Ameriprise Financial, Inc.	9,717
Shares	Description	Value

	Capital Markets (Continued)
343	Apollo Global Management, Inc.	$16,800
314	Bank of New York Mellon (The) Corp.	13,326
13	BlackRock, Inc.	9,380
204	Blackstone Group (The), Inc., Class A	13,221
161	Charles Schwab (The) Corp.	8,540
35	CME Group, Inc.	6,372
778	Franklin Resources, Inc.	19,442
37	Goldman Sachs Group (The), Inc.	9,757
179	Morgan Stanley	12,267
137	Northern Trust Corp.	12,760
176	State Street Corp.	12,809
62	T Rowe Price Group, Inc.	9,386
		153,777
	Chemicals – 1.7%
11	Air Products & Chemicals, Inc.	3,005
41	Celanese Corp.	5,327
251	Corteva, Inc.	9,719
242	Dow, Inc.	13,431
415	DuPont de Nemours, Inc.	29,511
82	Eastman Chemical Co.	8,223
39	International Flavors & Fragrances, Inc.	4,245
162	LyondellBasell Industries N.V., Class A	14,849
224	RPM International, Inc.	20,335
		108,645
	Commercial Services & Supplies – 0.1%
31	Republic Services, Inc.	2,985
27	Waste Management, Inc.	3,184
		6,169
	Communications Equipment – 0.5%
682	Cisco Systems, Inc.	30,520
	Consumer Finance – 1.4%
268	Capital One Financial Corp.	26,492
157	Discover Financial Services	14,213
1,369	Synchrony Financial	47,518
		88,223
	Containers & Packaging – 0.2%
238	International Paper Co.	11,833
	Distributors – 1.0%
627	Genuine Parts Co.	62,970
	Diversified Telecommunication Services – 2.5%
1,896	AT&T, Inc.	54,529

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
7,312	Lumen Technologies, Inc.	$71,292
517	Verizon Communications, Inc.	30,374
		156,195
	Electric Utilities – 1.5%
94	Alliant Energy Corp.	4,844
70	American Electric Power Co., Inc.	5,829
81	Duke Energy Corp.	7,416
165	Edison International	10,365
64	Entergy Corp.	6,390
131	Evergy, Inc.	7,272
54	Eversource Energy	4,672
197	Exelon Corp.	8,317
315	FirstEnergy Corp.	9,642
47	NextEra Energy, Inc.	3,626
375	PPL Corp.	10,575
143	Southern (The) Co.	8,784
59	Xcel Energy, Inc.	3,934
		91,666
	Electrical Equipment – 1.6%
297	Eaton Corp. PLC	35,682
496	Emerson Electric Co.	39,863
89	Rockwell Automation, Inc.	22,322
		97,867
	Electronic Equipment, Instruments & Components – 2.9%
2,750	Corning, Inc.	99,000
661	TE Connectivity Ltd.	80,027
		179,027
	Energy Equipment & Services – 0.4%
359	Baker Hughes Co.	7,485
274	Halliburton Co.	5,178
455	Schlumberger N.V.	9,933
		22,596
	Food & Staples Retailing – 0.7%
230	Kroger (The) Co.	7,305
180	Sysco Corp.	13,367
571	Walgreens Boots Alliance, Inc.	22,771
		43,443
	Food Products – 2.1%
264	Archer-Daniels-Midland Co.	13,308
239	Campbell Soup Co.	11,556
266	Conagra Brands, Inc.	9,645
206	General Mills, Inc.	12,113
61	Hershey (The) Co.	9,292
Shares	Description	Value

	Food Products (Continued)
152	Hormel Foods Corp.	$7,085
106	JM Smucker (The) Co.	12,253
218	Kellogg Co.	13,566
714	Kraft Heinz (The) Co.	24,747
142	Mondelez International, Inc., Class A	8,303
190	Tyson Foods, Inc., Class A	12,244
		134,112
	Gas Utilities – 0.1%
42	Atmos Energy Corp.	4,008
	Health Care Equipment & Supplies – 0.8%
438	Medtronic PLC	51,307
	Health Care Providers & Services – 2.5%
1,852	Cardinal Health, Inc.	99,193
234	CVS Health Corp.	15,982
351	Quest Diagnostics, Inc.	41,829
		157,004
	Hotels, Restaurants & Leisure – 4.1%
1,298	Las Vegas Sands Corp.	77,361
188	McDonald’s Corp.	40,341
675	Royal Caribbean Cruises Ltd.	50,415
402	Starbucks Corp.	43,006
398	Yum! Brands, Inc.	43,207
		254,330
	Household Durables – 1.7%
475	Garmin Ltd.	56,838
257	Whirlpool Corp.	46,386
		103,224
	Household Products – 0.6%
39	Clorox (The) Co.	7,875
117	Colgate-Palmolive Co.	10,004
77	Kimberly-Clark Corp.	10,382
64	Procter & Gamble (The) Co.	8,905
		37,166
	Independent Power & Renewable Electricity Producers – 0.1%
289	AES (The) Corp.	6,792
	Industrial Conglomerates – 1.2%
243	3M Co.	42,474
142	Honeywell International, Inc.	30,203
		72,677
	Insurance – 2.4%
251	Aflac, Inc.	11,162

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
71	Allstate (The) Corp.	$7,805
505	American International Group, Inc.	19,119
67	Chubb Ltd.	10,313
116	Cincinnati Financial Corp.	10,135
280	Hartford Financial Services Group (The), Inc.	13,714
390	MetLife, Inc.	18,311
410	Principal Financial Group, Inc.	20,340
318	Prudential Financial, Inc.	24,826
85	Travelers (The) Cos., Inc.	11,932
		147,657
	IT Services – 4.9%
199	Automatic Data Processing, Inc.	35,064
1,475	International Business Machines Corp.	185,673
415	Paychex, Inc.	38,670
2,030	Western Union (The) Co.	44,538
		303,945
	Leisure Products – 1.1%
720	Hasbro, Inc.	67,349
	Machinery – 2.2%
197	Caterpillar, Inc.	35,858
125	Cummins, Inc.	28,387
178	Dover Corp.	22,473
124	Illinois Tool Works, Inc.	25,281
92	Parker-Hannifin Corp.	25,062
		137,061
	Media – 3.5%
306	Comcast Corp., Class A	16,034
1,922	Omnicom Group, Inc.	119,875
2,217	ViacomCBS, Inc., Class B	82,606
		218,515
	Metals & Mining – 0.1%
153	Nucor Corp.	8,138
	Multi-Utilities – 0.8%
52	Ameren Corp.	4,059
392	CenterPoint Energy, Inc.	8,483
71	CMS Energy Corp.	4,332
84	Consolidated Edison, Inc.	6,071
100	Dominion Energy, Inc.	7,520
51	DTE Energy Co.	6,192
107	Public Service Enterprise Group, Inc.	6,238
49	Sempra Energy	6,243
44	WEC Energy Group, Inc.	4,049
		53,187
Shares	Description	Value

	Oil, Gas & Consumable Fuels – 1.9%
86	Chevron Corp.	$7,263
137	ConocoPhillips	5,479
90	EOG Resources, Inc.	4,488
260	Exxon Mobil Corp.	10,717
52	Hess Corp.	2,745
594	Kinder Morgan, Inc.	8,120
232	Marathon Petroleum Corp.	9,595
1,407	Occidental Petroleum Corp.	24,355
486	ONEOK, Inc.	18,653
118	Phillips 66	8,253
25	Pioneer Natural Resources Co.	2,847
180	Valero Energy Corp.	10,183
361	Williams (The) Cos., Inc.	7,238
		119,936
	Pharmaceuticals – 5.2%
1,022	Bristol-Myers Squibb Co.	63,394
276	Eli Lilly & Co.	46,600
373	Johnson & Johnson	58,703
749	Merck & Co., Inc.	61,268
2,480	Pfizer, Inc.	91,289
		321,254
	Road & Rail – 0.7%
87	Norfolk Southern Corp.	20,672
107	Union Pacific Corp.	22,280
		42,952
	Semiconductors & Semiconductor Equipment – 9.4%
592	Analog Devices, Inc.	87,456
329	Broadcom, Inc.	144,053
1,635	Intel Corp.	81,456
309	KLA Corp.	80,003
616	QUALCOMM, Inc.	93,841
593	Texas Instruments, Inc.	97,329
		584,138
	Software – 1.3%
3,867	NortonLifeLock, Inc.	80,356
	Specialty Retail – 1.1%
314	Best Buy Co., Inc.	31,334
137	Home Depot (The), Inc.	36,390
		67,724
	Technology Hardware, Storage & Peripherals – 13.0%
18,365	Hewlett Packard Enterprise Co.	217,625
6,565	HP, Inc.	161,433
3,598	Seagate Technology PLC	223,652
3,772	Western Digital Corp.	208,931
		811,641

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 1.0%
705	VF Corp.	$60,214
	Tobacco – 1.0%
904	Altria Group, Inc.	37,064
335	Philip Morris International, Inc.	27,735
		64,799
	Trading Companies & Distributors – 0.1%
91	Fastenal Co.	4,444
	Water Utilities – 0.1%
99	Essential Utilities, Inc.	4,682
	Total Common Stocks	5,988,798
	(Cost $5,343,616)
REAL ESTATE INVESTMENT TRUSTS – 3.4%
	Equity Real Estate Investment Trusts – 2.6%
22	Alexandria Real Estate Equities, Inc.	3,921
10	American Tower Corp.	2,245
40	AvalonBay Communities, Inc.	6,417
85	Boston Properties, Inc.	8,035
24	Crown Castle International Corp.	3,821
29	Digital Realty Trust, Inc.	4,046
97	Duke Realty Corp.	3,877
50	Equity LifeStyle Properties, Inc.	3,168
127	Equity Residential	7,529
29	Essex Property Trust, Inc.	6,885
44	Extra Space Storage, Inc.	5,098
282	Healthpeak Properties, Inc.	8,525
104	Invitation Homes, Inc.	3,089
485	Medical Properties Trust, Inc.	10,568
41	Mid-America Apartment Communities, Inc.	5,194
31	Prologis, Inc.	3,089
22	Public Storage	5,080
106	Realty Income Corp.	6,590
185	Simon Property Group, Inc.	15,777
22	Sun Communities, Inc.	3,343
186	UDR, Inc.	7,148
198	Ventas, Inc.	9,710
315	VICI Properties, Inc.	8,032
137	Welltower, Inc.	8,853
117	Weyerhaeuser Co.	3,923
138	WP Carey, Inc.	9,740
		163,703
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.8%
5,532	Annaly Capital Management, Inc.	$46,745
	Total Real Estate Investment Trusts	210,448
	(Cost $194,948)
	Total Investments – 99.7%	6,199,246
	(Cost $5,538,564) (a)
	Net Other Assets and Liabilities – 0.3%	15,540
	Net Assets – 100.0%	$6,214,786

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $747,754 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $87,072. The net unrealized appreciation was $660,682.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 12/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,988,798	$ 5,988,798	$ —	$ —
Real Estate Investment Trusts*	210,448	210,448	—	—
Total Investments	$ 6,199,246	$ 6,199,246	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Riskalyze, Nasdaq Riskalyze Large Cap US Equity Select Index, Nasdaq Riskalyze Mid Cap US Equity Select Index, Nasdaq Riskalyze Small Cap US Equity Select Index, Nasdaq Riskalyze Equity Income Select Index, Nasdaq Riskalyze Developed Market Ex-US Equity Select Index, and Nasdaq Riskalyze Emerging Market Equity Select Index are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.